As filed with the Securities and Exchange Commission on November 22, 2010
Securities Act Registration No. __________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. ____ Post-effective Amendment No. ____
(Check appropriate box or boxes)
AIM GROWTH SERIES (INVESCO GROWTH SERIES)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

PETER A. DAVIDSON, ESQUIRE	KRISTIN H. IVES, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on December 27, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Moderate Allocation Fund;
     Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco Growth Allocation Fund;
     Class A, Class B, Class C, Class R, Class S, Class Y, and Institutional Class shares of Invesco Moderately Conservative Allocation Fund; and
     Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares of Invesco Balanced-Risk Now Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

[January ___], 2011
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM GROWTH SERIES (Invesco Growth Series)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 1, 2011
          A joint special meeting (the “Meeting”) of the shareholders of those series of AIM Growth Series (Invesco Growth Series) (the “Trust”) identified below as the “Target Funds” will be held on April 1, 2011 at 3:00 p.m., Central Time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the corresponding “Acquiring Fund” listed below, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
The Target Funds and their corresponding Acquiring Funds involved in the proposed Reorganizations are:

Target Funds:	Corresponding Acquiring Funds:
Invesco Moderate Growth Allocation Fund Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card(s) and returning it (them) in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card(s).
          The Board recommends that you cast your vote FOR the above proposal as described further in the Joint Proxy Statement/Prospectus.
          Some shareholders own shares of more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares you own.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting in person.

Philip Taylor
President and Principal Executive Officer
January ____, 2011

AIM GROWTH SERIES (Invesco Growth Series)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
JOINT PROXY STATEMENT/PROSPECTUS
_____________, 2010
Introduction
          This Joint Proxy Statement/Prospectus contains information that shareholders of each series of AIM Growth Series (Invesco Growth Series) (the “Trust”) listed below as the “Target Funds” should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and a prospectus for the corresponding “Acquiring Funds” listed below. Each Target Fund and Acquiring Fund are series of the Trust, a registered open-end management investment company. The Target Funds and the Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds:	Corresponding Acquiring Funds:
Invesco Moderate Growth Allocation Fund Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
          A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 1, 2011 at 3:00 p.m., Central Time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between each Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of such Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).
          The total value of the Acquiring Fund shares of each class that shareholders of the corresponding Target Fund(s) will receive in a Reorganization will be the same as the total value of the shares of the corresponding class of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders of the Target Funds entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund as of the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the Notice of Joint Special Meeting of Shareholders and proxy cards will be mailed on or about January __, 2011 to all shareholders eligible to vote on the Agreement and Plan of Reorganization (the “Agreement”).
          The Board has approved the Agreement and has determined that the Reorganization is in the best interest of each Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of the Target

1

Funds or the Acquiring Fund. If shareholders of a Target Fund do not approve the Agreement, the Board will consider what further action is appropriate for that Fund.
          This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to Shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.
          These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund that corresponds to the Target Fund you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, NE, Washington, DC 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

2

i

Exhibits
EXHIBIT A — Outstanding Shares of the Funds	A-1
EXHIBIT B — Principal Shareholders	B-1
EXHIBIT C — Form of Agreement and Plan of Reorganization	C-1
EXHIBIT D — Financial Highlights for Certain Funds as of June 30, 2010	D-1
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of each Target Fund are being asked to consider and approve the Agreement that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the Prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus, the form of Agreement, attached as Exhibit C, and the enclosed Prospectus of the corresponding Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          If you are a shareholder of a Target Fund you are being asked to consider and approve the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the corresponding Acquiring Fund.
          If shareholders of a Target Fund approve the Agreement, shares of each class of such Target Fund will be exchanged for shares of the same class of the corresponding Acquiring Fund of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Target Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization for each Target Fund. The Board recommends that shareholders of each Target Fund vote in favor of the Reorganization.
What are the reasons for the proposed Reorganizations?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
          In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail below under “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations.”
What effect will a Reorganization have on me as a shareholder?
     Immediately after a Reorganization, you will hold shares of a class of an Acquiring Fund that are equal in value to the shares of the same class of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. Although the total value of your investment will be the same immediately before and after the closing, the number of Acquiring Fund shares you receive will likely be different than the number of Target Fund shares that you surrender because of the Funds’ different net asset values per share. The principal differences between the Target Funds and the corresponding Acquiring Funds are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy

1

Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
          Investment Objectives
          The Target Funds and their corresponding Acquiring Funds have generally similar investment objectives, as described in the table below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund(s)	Corresponding Acquiring Fund
Invesco Moderate Growth Allocation Fund (Moderate Growth Fund)	Invesco Growth Allocation Fund (Growth Fund)
Long-term growth of capital consistent with a higher level of risk relative to the broad stock market.	Long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Invesco Van Kampen Asset Allocation Growth Fund (VK Growth Fund)
High level of long-term total return, consistent with a high level of risk.

Invesco Van Kampen Asset Allocation Moderate Fund (VK Moderate Fund)	Invesco Moderate Allocation Fund (Moderate Fund)
High level of long-term total return, consistent with a moderate level of risk.	Total return consistent with a moderate level of risk relative to the broad stock market.

Invesco Conservative Allocation Fund (Conservative Fund) Total return consistent with a lower level of risk relative to the broad stock market.	Invesco Moderately Conservative Allocation Fund (Moderately Conservative Fund) Total return consistent with a lower level of risk relative to the broad stock market.

Invesco Van Kampen Asset Allocation Conservative Fund (VK Conservative Fund)
High level of long-term total return, consistent with a low level of risk.
          Principal Investment Strategies and Risks
          The principal investment strategies of the Acquiring Funds are substantially similar to the principal investment strategies of the corresponding Target Funds. Each Fund is structured as a fund of funds, meaning that it seeks to achieve its investment objective by investing principally in shares of other funds advised by Invesco Advisers (the “underlying funds”). As a result, each Fund is subject to the same investment risks as the underlying funds in which it invests. To the extent an Acquiring Fund and its corresponding Target Fund(s) invest in different underlying funds or in different amounts in the same underlying funds, the risks of any one Acquiring Fund may be somewhat different than the risk of owning the corresponding Target Fund. The “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of Principal Risks of Investing in the Funds” sections below compare the principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed

2

Reorganization for that Fund. The pro forma expense ratios show projected anticipated expenses but actual expenses may be greater or less than those shown.
          None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. For Reorganizations where two Target Funds are proposed to reorganize with and into a single Acquiring Fund, it is anticipated that the lowest expense ratio on a pro forma basis will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented. For the Growth Fund, the highest expense ratio will result if the VK Growth Fund is the only Fund that participates in the Reorganization with the Growth Fund. The range of impact to the Fund expenses is reflected in the expense tables below which provide highest and lowest projected expense ratios for the corresponding classes of the Acquiring Fund. For the Moderately Conservative Fund, because of the expense cap in place for such Fund, the effects on expenses for all possible combinations are not illustrated in the expense tables below and the pro forma information assumes that both of the proposed Reorganizations with the Moderately Conservative Fund have been approved and implemented.
Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)*
Class A

							Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Actual						(assumes both		Reorganization with
	Moderate Growth		VK Growth Fund		Growth Fund		Reorganizations		VK Growth
	Fund (Target Fund)		(Target Fund)		(Acquiring Fund)		are completed)		Fund is completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.37%		0.44	% [1]	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	% [1]	0.77%		0.77%		0.77%

Total Annual Fund Operating Expenses	1.36%		1.59	% [1]	1.45%		1.42%		1.45%

Fee Waiver and/or Expense Reimbursement	0.25	% [2]	0.44	% [3]	0.22	% [2]	0.28	% [4]	0.28	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%		1.15%		1.23%		1.14%		1.17%

Class B

Pro Forma
Growth Fund
				Growth Fund	(assumes only
	Actual			(assumes both	Reorganization with
	Moderate Growth	VK Growth Fund	Growth Fund	Reorganizations	VK Growth
	Fund (Target Fund)	(Target Fund)	(Acquiring Fund)	are completed)	Fund is completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	0.15%	None	None	None

3

							Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Actual						(assumes both		Reorganization with
	Moderate Growth		VK Growth Fund		Growth Fund		Reorganizations		VK Growth
	Fund (Target Fund)		(Target Fund)		(Acquiring Fund)		are completed)		Fund is completed)
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.37%		0.44	% [1]	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	% [1]	0.77%		0.77%		0.77%

Total Annual Fund Operating Expenses	2.11%		2.34	% [1]	2.20%		2.17%		2.20%

Fee Waiver and/or Expense Reimbursement	0.25	% [2]	0.44	% [3]	0.22	% [2]	0.28	% [4]	0.28	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%		1.90%		1.98%		1.89%		1.92%

Class C

							Pro Forma
									Growth Fund
	Actual						Growth Fund		(assumes only
	Moderate		VK Growth		Growth Fund		(assumes both		Reorganization with
	Growth Fund		Fund		(Acquiring		Reorganizations		VK Growth
	(Target Fund)		(Target Fund)		Fund)		are completed)		Fund is completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.37%		0.44	% [1]	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	% [1]	0.77%		0.77%		0.77%

Total Annual Fund Operating Expenses	2.11%		2.34	% [1]	2.20%		2.17%		2.20%

Fee Waiver and/or Expense Reimbursement	0.25	% [2]	0.44	% [3]	0.22	% [2]	0.28	% [4]	0.28	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%		1.90%		1.98%		1.89%		1.92%

Class R†

					Pro Forma
	Actual				Growth Fund
	Moderate Growth Fund		Growth Fund		(assumes both Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.37%		0.43%		0.40%
Acquired Fund Fees and Expenses	0.74%		0.77%		0.77%

Total Annual Fund Operating Expenses	1.61%		1.70%		1.67%

Fee Waiver and/or Expense Reimbursement	0.25	% [2]	0.22	% [2]	0.28	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%		1.48%		1.39%

†	The VK Growth Fund does not offer this share class and, therefore, is not included in this table.

4

Class Y

							Pro Forma
									Growth Fund
	Actual						Growth Fund		(assumes only
	Moderate		VK Growth		Growth Fund		(assumes both		Reorganization
	Growth Fund		Fund		(Acquiring		Reorganizations		with VK Growth
	(Target Fund)		(Target Fund)		Fund)		are completed)		Fund is completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	None		None		None		None		None
Other Expenses	0.37%		0.44	% [1]	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	% [1]	0.77%		0.77%		0.77%

Total Annual Fund Operating Expenses	1.11%		1.34	% [1]	1.20%		1.17%		1.20%

Fee Waiver and/or Expense Reimbursement	0.25	% [2]	0.44	% [3]	0.22	% [2]	0.28	% [4]	0.28	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%		0.90%		0.98%		0.89%		0.92%

Institutional Class†

					Pro Forma
					Growth Fund
	Actual				(assumes both
	Moderate Growth		Growth Fund		Reorganizations are
	Fund (Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.21%		0.16%		0.17%
Acquired Fund Fees and Expenses	0.74%		0.77%		0.77%

Total Annual Fund Operating Expenses	0.95%		0.93%		0.94%

Fee Waiver and/or Expense Reimbursement	0.08	% [2]	0.00	% [2]	0.05	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%		0.93%		0.89%

†	The VK Growth Fund does not offer this share class and, therefore, is not included in this table.

5

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)*
Class A

	Actual
	VK Moderate
	Fund		Moderate Fund		Pro Forma
	(Target Fund)		(Acquiring Fund)		Moderate Fund
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.29	% [1]	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	% [1]	0.71%		0.71%

Total Annual Fund Operating Expenses	1.38	% [1]	1.28%		1.26%

Fee Waiver and/or Expense Reimbursement	0.29	% [3]	0.20	% [2]	0.18	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%		1.08%		1.08%

Class B

	Actual
	VK Moderate
	Fund		Moderate Fund		Pro Forma
	(Target Fund)		(Acquiring Fund)		Moderate Fund
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.29	% [1]	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	% [1]	0.71%		0.71%

Total Annual Fund Operating Expenses	2.13	% [1]	2.03%		2.01%

Fee Waiver and/or Expense Reimbursement	0.29	% [3]	0.20	% [2]	0.18	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.83%		1.83%

6

Class C

	Actual
	VK Moderate
	Fund		Moderate Fund		Pro Forma
	(Target Fund)		(Acquiring Fund)		Moderate Fund
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.29	% [1]	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	% [1]	0.71%		0.71%

Total Annual Fund Operating Expenses	2.13	% [1]	2.03%		2.01%

Fee Waiver and/or Expense Reimbursement	0.29	% [3]	0.20	% [2]	0.18	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.83%		1.83%

Class Y

	Actual
	VK Moderate
	Fund		Moderate Fund		Pro Forma
	(Target Fund)		(Acquiring Fund)		Moderate Fund
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.29	% [1]	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	% [1]	0.71%		0.71%

Total Annual Fund Operating Expenses	1.13	% [1]	1.03%		1.01%

Fee Waiver and/or Expense Reimbursement	0.29	% [3]	0.20	% [2]	0.18	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.83%		0.83%

7

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)*
Class A

							Pro Forma
							Moderately
	Actual						Conservative Fund
	Conservative		VK Conservative		Moderately		(assumes both
	Fund		Fund		Conservative Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.42%		0.37	% [1]	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	% [1]	0.64%		0.64%

Total Annual Fund Operating Expenses	1.28%		1.39	% [1]	1.35%		1.26%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.37	% [3]	0.32	% [2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%		1.02%		1.03%		1.03%

Class B

							Pro Forma
							Moderately
	Actual						Conservative Fund
	Conservative		VK Conservative		Moderately		(assumes both
	Fund		Fund		Conservative Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.42%		0.37	% [1]	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	% [1]	0.64%		0.64%

Total Annual Fund Operating Expenses	2.03%		2.14	% [1]	2.10%		2.01%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.37	% [3]	0.32	% [2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.77%		1.78%		1.78%

8

Class C

							Pro Forma
							Moderately
	Actual						Conservative Fund
	Conservative		VK Conservative		Moderately		(assumes both
	Fund		Fund		Conservative Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.42%		0.37	% [1]	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	% [1]	0.64%		0.64%

Total Annual Fund Operating Expenses	2.03%		2.14	% [1]	2.10%		2.01%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.37	% [1]	0.32	% [2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.77%		1.78%		1.78%

Class R†

					Pro Forma
					Moderately
	Actual				Conservative Fund
	Conservative		Moderately		(assumes both
	Fund		Conservative Fund		Reorganizations
	(Target Fund)		(Acquiring Fund)		are completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.42%		0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.64%		0.64%

Total Annual Fund Operating Expenses	1.53%		1.60%		1.51%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.32	% [2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%		1.28%		1.28%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

9

Class S†

					Pro Forma
					Moderately
	Actual				Conservative Fund
	Conservative		Moderately		(assumes both
	Fund		Conservative Fund‡		Reorganizations
	(Target Fund)		(Acquiring Fund)		are completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.15%		0.15%		0.15%
Other Expenses	0.42%		0.46%[1]		0.37%
Acquired Fund Fees and Expenses	0.61%		0.64%[1]		0.64%

Total Annual Fund Operating Expenses	1.18%		1.25%[1]		1.16%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.32	% [1,2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%		0.93%[1]		0.93%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

‡	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization.
Class Y

							Pro Forma
							Moderately
	Actual						Conservative Fund
			VK Conservative		Moderately		(assumes both
	Conservative Fund		Fund		Conservative Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	None		None		None		None
Other Expenses	0.42%		0.37	% [1]	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	% [1]	0.64%		0.64%

Total Annual Fund Operating Expenses	1.03%		1.14	% [1]	1.10%		1.01%

Fee Waiver and/or Expense Reimbursement	0.19	% [2]	0.37	% [3]	0.32	% [2]	0.23	% [4]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.77%		0.78%		0.78%

10

Institutional Class†

					Pro Forma
					Moderately
	Actual				Conservative
			Moderately Conservative		Fund (assumes both
	Conservative Fund		Fund		Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.23%		0.32%		0.24%
Acquired Fund Fees and Expenses	0.61%		0.64%		0.64%
Total Annual Fund Operating Expenses	0.84%		0.96%		0.88%
Fee Waiver and/or Expense Reimbursement	0.00	% [2]	0.18	% [2]	0.10	% [4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.78%		0.78%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as discussed in the Funds’ current prospectuses): December 31, 2009 for the Moderate Growth Fund, Growth Fund, Moderate Fund, Conservative Fund, and Moderately Conservative Fund, and March 31, 2010 for the VK Growth Fund, VK Moderate Fund, and VK Conservative Fund, except that Acquired Fund Fees and Expenses have been restated to reflect current estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2009, and do not include the estimated costs of the Reorganization to be borne by the Acquiring Fund. None of the Target Funds are expected to bear any Reorganization costs. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

1.	Based on estimated amounts for the current fiscal year.

2.	Invesco Advisers has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to the following percentages of average daily net assets: Moderate Growth Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, Class R — 0.62%, Class Y — 0.12% and Institutional Class — 0.12%; Growth Fund’s Class A — 0.46%, Class B — 1.21%, Class C — 1.21%, Class R — 0.71%, Class Y — 0.21% and Institutional Class — 0.21%; Moderate Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, and Class Y — 0.12%; Moderately Conservative Fund’s Class A — 0.39%, Class B — 1.14%, Class C — 1.14%, Class R — 0.64%, Class S — 0.29%, Class Y — 0.14% and Institutional Class — 0.14%; and Conservative Fund’s Class A — 0.48%, Class B — 1.23%, Class C — 1.23%, Class R — 0.73%, Class S — 0.38%, Class Y — 0.23% and Institutional Class — 0.23%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board or Invesco Advisers may mutually agree to terminate the fee waiver agreement at any time.

3.	Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the following percentages of average daily net assets: Class A — 0.40%, Class B — 1.15%, Class C — 1.15%, and Class Y — 0.15%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has

11

incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

4.	Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the following percentages of average daily net assets: Growth Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, Class R — 0.62%, Class Y — 0.12% and Institutional Class — 0.12%, if both Reorganizations are completed; Growth Fund’s Class A — 0.40%, Class B — 1.15%, Class C — 1.15%, Class R — 0.65%, Class Y — 0.15% and Institutional Class — 0.15%, if only the Reorganization with VK Growth is completed ; Moderate Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, and Class Y — 0.12%; and Moderately Conservative Fund’s Class A — 0.39%, Class B — 1.14%, Class C — 1.14%, Class R — 0.64%, Class S — 0.29%, Class Y — 0.14% and Institutional Class — 0.14%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Expense Example
          These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization(s) with the corresponding Target Fund(s) are also provided. All costs are based upon the information set forth in the Fee Tables above.
          The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The Examples reflect fee waivers and expense reimbursements that are contractual, if any, but do not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:
Moderate Growth Fund and VK Growth Fund (Target Funds)* into Growth Fund (Acquiring Fund)

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
Moderate Growth Fund (Target Fund)	Class A	$657	$934	$1,231	$2,075
VK Growth Fund (Target Fund)	Class A	$661	$984	$1,329	$2,300
Growth Fund (Acquiring Fund)	Class A	$668	$963	$1,279	$2,172
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class A	$660	$949	$1,258	$2,136
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class A	$663	$957	$1,273	$2,167

Moderate Growth Fund (Target Fund)	Class B	$689	$937	$1,311	$2,230
Moderate Growth Fund (Target Fund) (if you did not redeem your shares)	Class B	$189	$637	$1,111	$2,230
VK Growth Fund (Target Fund)	Class B	$693	$988	$1,411	$2,455
VK Growth Fund (Target Fund) (if you did not redeem your shares)	Class B	$193	$688	$1,211	$2,455
Growth Fund (Acquiring Fund)	Class B	$701	$967	$1,360	$2,327
Growth Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$201	$667	$1,160	$2,327

12

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class B	$692	$952	$1,339	$2,291
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class B	$192	$652	$1,139	$2,291
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class B	$695	$961	$1,354	$2,322
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed) (if you did not redeem your shares)	Class B	$195	$661	$1,154	$2,322

Moderate Growth Fund (Target Fund)	Class C	$289	$637	$1,111	$2,422
Moderate Growth Fund (Target Fund) (if you did not redeem your shares)	Class C	$189	$637	$1,111	$2,422
VK Growth Fund (Target Fund)	Class C	$293	$688	$1,211	$2,642
VK Growth Fund (Target Fund) (if you did not redeem your shares)	Class C	$193	$688	$1,211	$2,642
Growth Fund (Acquiring Fund)	Class C	$301	$667	$1,160	$2,517
Growth Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$201	$667	$1,160	$2,517
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class C	$292	$652	$1,139	$2,481
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class C	$192	$652	$1,139	$2,481
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class C	$295	$661	$1,154	$2,512
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed) (if you did not redeem your shares)	Class C	$195	$661	$1,154	$2,512

Moderate Growth Fund (Target Fund)	Class R	$138	$484	$853	$1,890
Growth Fund (Acquiring Fund)	Class R	$151	$514	$902	$1,990
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class R	$142	$499	$881	$1,953

Moderate Growth Fund (Target Fund)	Class Y	$88	$328	$587	$1,329
VK Growth Fund (Target Fund)	Class Y	$92	$381	$692	$1,574
Growth Fund (Acquiring Fund)	Class Y	$100	$359	$639	$1,435
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class Y	$91	$344	$617	$1,395
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class Y	$94	$353	$633	$1,430

Moderate Growth Fund (Target Fund)	Institutional	$89	$295	$518	$1,159
Growth Fund (Acquiring Fund)	Institutional	$95	$296	$515	$1,143
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Institutional	$91	$295	$515	$1,150

*	The VK Growth Fund does not offer Class R or Institutional Class shares and, therefore, is not included in the table as it relates to those share classes.
VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
VK Moderate Fund (Target Fund)	Class A	$655	$936	$1,238	$2,093
Moderate Fund (Acquiring Fund)	Class A	$654	$915	$1,196	$1,994
Combined Pro Forma Moderate Fund	Class A	$654	$911	$1,187	$1,974

VK Moderate Fund (Target Fund)	Class B	$687	$939	$1,318	$2,248

13

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
VK Moderate Fund (Target Fund) (if you did not redeem your shares)	Class B	$187	$639	$1,118	$2,248
Moderate Fund (Acquiring Fund)	Class B	$686	$917	$1,275	$2,149
Moderate Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$186	$617	$1,075	$2,149
Combined Pro Forma Moderate Fund	Class B	$686	$913	$1,266	$2,130
Combined Pro Forma Moderate Fund (if you did not redeem your shares)	Class B	$186	$613	$1,066	$2,130

VK Moderate Fund (Target Fund)	Class C	$287	$639	$1,118	$2,439
VK Moderate Fund (Target Fund) (if you did not redeem your shares)	Class C	$187	$639	$1,118	$2,439
Moderate Fund (Acquiring Fund)	Class C	$286	$617	$1,075	$2,343
Moderate Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$186	$617	$1,075	$2,343
Combined Pro Forma Moderate Fund	Class C	$286	$613	$1,066	$2,323
Combined Pro Forma Moderate Fund (if you did not redeem your shares)	Class C	$186	$613	$1,066	$2,323

VK Moderate Fund (Target Fund)	Class Y	$86	$330	$594	$1,349
Moderate Fund (Acquiring Fund)	Class Y	$85	$308	$549	$1,241
Combined Pro Forma Moderate Fund	Class Y	$85	$304	$540	$1,220
Conservative Fund and VK Conservative Fund* (Target Funds)
into Moderately Conservative Fund (Acquiring Fund)

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
Conservative Fund (Target Fund)	Class A	$655	$916	$1,196	$1,994
VK Conservative Fund (Target Fund)	Class A	$648	$931	$1,235	$2,097
Moderately Conservative Fund (Acquiring Fund)	Class A	$649	$924	$1,220	$2,058
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class A	$649	$906	$1,183	$1,970
Conservative Fund (Target Fund)	Class B	$687	$918	$1,276	$2,150
Conservative Fund (Target Fund) (if you did not redeem your shares)	Class B	$187	$618	$1,076	$2,150
VK Conservative Fund (Target Fund)	Class B	$680	$934	$1,315	$2,252
VK Conservative Fund (Target Fund) (if you did not redeem your shares)	Class B	$180	$634	$1,115	$2,252
Moderately Conservative Fund (Acquiring Fund)	Class B	$681	$927	$1,300	$2,214
Moderately Conservative Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$181	$627	$1,100	$2,214
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class B	$681	$908	$1,262	$2,126
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class B	$181	$608	$1,062	$2,126

Conservative Fund (Target Fund)	Class C	$287	$618	$1,076	$2,343
Conservative Fund (Target Fund) (if you did not redeem your shares)	Class C	$187	$618	$1,076	$2,343
VK Conservative Fund (Target Fund)	Class C	$280	$634	$1,115	$2,443
VK Conservative Fund (Target Fund) (if you did not redeem your shares)	Class C	$180	$634	$1,115	$2,443
Moderately Conservative Fund (Acquiring Fund)	Class C	$281	$627	$1,100	$2,406
Moderately Conservative Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$181	$627	$1,100	$2,406
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class C	$281	$608	$1,062	$2,319
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class C	$181	$608	$1,062	$2,319

14

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years
Conservative Fund (Target Fund)	Class R	$136	$465	$816	$1,807
Moderately Conservative Fund (Acquiring Fund)	Class R	$130	$474	$841	$1,873
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class R	$130	$455	$802	$1,782

Conservative Fund (Target Fund)	Class S	$101	$356	$631	$1,415
Moderately Conservative Fund (Acquiring Fund) **	Class S	$95	$365	$656	$1,438
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class S	$95	$346	$616	$1,388

Conservative Fund (Target Fund)	Class Y	$86	$309	$550	$1,242
VK Conservative Fund (Target Fund)	Class Y	$79	$326	$592	$1,353
Moderately Conservative Fund (Acquiring Fund)	Class Y	$80	$318	$575	$1,312
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class Y	$80	$299	$535	$1,215

Conservative Fund (Target Fund)	Institutional	$86	$268	$466	$1,037
Moderately Conservative Fund (Acquiring Fund)	Institutional	$80	$288	$513	$1,162
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Institutional	$80	$271	$478	$1,075

*	The VK Conservative Fund does not offer Class R, Class S, or Institutional Class shares and, therefore, is not included in the table as it relates to those share classes.

**	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization.
     The Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The tables and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund(s) as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The returns below may not be indicative of a Fund’s future performance.

	Average Annual Total Returns
			Since
	1 Year	5 Years	Inception
Growth Fund (Acquiring Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	3.89%	0.18%	3.05%
Return After Taxes on Distributions	3.64%	(0.44)%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	0.07%	2.55%

Moderate Growth Fund (Target Fund) — Class A (Inception: 04/29/05)
Return Before Taxes	4.50%	1.04%	2.75%
Return After Taxes on Distributions	3.37%	0.32%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	0.64%	2.12%

15

	Average Annual Total Returns
			Since
	1 Year	5 Years	Inception
VK Growth Fund (Target Fund) — Class A (Inception: 09/25/06) [1]
Return Before Taxes	4.33%	—	0.59%
Return After Taxes on Distributions	3.94%	—	0.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.94%	—	0.30%

Moderate Fund (Acquiring Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	4.59%	1.50%	3.39%
Return After Taxes on Distributions	3.43%	0.35%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	0.80%	2.50%

VK Moderate Fund (Target Fund) — Class A (Inception: 09/25/06) [1]
Return Before Taxes	3.55%	—	0.81%
Return After Taxes on Distributions	2.40%	—	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.37%	—	0.32%

Moderately Conservative Fund (Acquiring Fund) — Class A (Inception: 04/29/05)
Return Before Taxes	2.87%	1.62%	2.40%
Return After Taxes on Distributions	1.32%	0.45%	1.30%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.77%	1.48%

Conservative Fund (Target Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	0.71%	1.51%	2.13%
Return After Taxes on Distributions	(0.38)%	0.23%	1.07%
Return After Taxes on Distributions and Sale of Fund Shares	0.47%	0.62%	1.26%

VK Conservative Fund (Target Fund) — Class A (Inception: 09/25/06)[1]
Return Before Taxes	2.63%	—	1.50%
Return After Taxes on Distributions	1.72%	—	0.48%
Return After Taxes on Distributions and Sale of Fund Shares	1.70%	—	0.71%

[1]	The performance includes performance of the predecessor fund for periods prior to June 1, 2010. The inception date provided is that of the predecessor fund.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
          The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders. For information on how to obtain copies of these documents, see the cover page to this Joint Proxy Statement/ Prospectus.
How do the management, investment adviser and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. None of the Acquiring Funds pay an investment advisory fee so that an Acquiring Fund does not and will not, after the Reorganization, pay more investment advisory fees than the corresponding Target Fund. For more information about the contractual investment advisory fees of the Acquiring Fund that corresponds to your Target Fund, please see that Acquiring

16

Fund’s SAI. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd.

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Senior Secured Management, Inc.; and
          Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds. The Acquiring Funds’ Prospectuses and SAIs describe the services and other arrangements with these service providers.
Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?
          No. The portfolio management team for each Target Fund is the same as the portfolio management team for the corresponding Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the corresponding Acquiring Fund.
How do the Funds’ purchase and redemption procedures, distribution arrangements and exchange policies compare?
          The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures and exchange policies for each class of the Target Funds are generally similar to those of the corresponding class of the Acquiring Fund. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will there be any tax consequences resulting from the proposal?
          Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no assurances that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When are the Reorganizations expected to occur?
          If shareholders of a Target Fund approve the Reorganization at the Meeting, it is anticipated that such Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganizations?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in

17

time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
          If your shares are held in a brokerage account, then in order to vote in person at the Meeting, you will need to obtain a “Legal Proxy” from your broker and present it to the inspector of election at the Meeting. Also, in order to revoke your proxy, you may need to forward your written revocation or a later-dated proxy card to your broker rather than to the Fund.
What will happen if shareholders of a Target Fund do not approve the Reorganization?
          If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund. The consummation of any one Reorganization is not conditioned upon the consummation of any other Reorganization.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of the Target Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me this Joint Proxy Statement/Prospectus?
          You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund(s). This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and also a prospectus for the corresponding Acquiring Funds.
Where can I find more information about the Funds and the Reorganizations?
          Additional information about the Funds can be found in their respective Prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at (800) 959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
     Investment Strategies
          The principal investment strategies of each Target Fund and its corresponding Acquiring Fund, together with any key differences in those strategies, are described below. The principal investment strategies for each Target Fund and its corresponding Acquiring Fund are substantially similar. Each Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers and exchange-traded funds (“ETFs”)

18

advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”) or other unaffiliated advisers (together, the “underlying funds”). Invesco Advisers and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco. To achieve its investment objective, each Fund allocates its assets among underlying funds that invest primarily in equity securities (“equity funds”), underlying funds that invest primarily in fixed-income securities (“fixed-income funds”), and alternative asset classes and investment strategies which may include commodities (together, “alternative investments”).
          Invesco Advisers uses the same three-step process to create each Fund’s portfolio, including: (1) a strategic asset allocation by Invesco Advisers among broad asset classes; (2) the actual selection by Invesco Advisers of underlying funds to represent the broad asset classes and the determination by Invesco Advisers of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the portfolio manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
          Invesco Advisers rebalances each Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. Invesco Advisers may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
          Each Fund also may invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold. Each underlying fund also may invest in investments with economic characteristics similar to such underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s investment portfolio.
          The principal investment strategies that are particular to each Fund, and the key differences in the principal investment strategies of each Target Fund and its corresponding Acquiring Fund, are highlighted below.
Moderate Growth Fund and VK Growth Fund (Target Funds) into
Growth Fund (Acquiring Fund)
          The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments
Moderate Growth Fund (Target Fund)	62%	17%	21%
VK Growth Fund (Target Fund)	71%	7%	22%
Growth Fund (Acquiring Fund)	71%	7%	22%
          Approximately 28.4% of the assets of the Acquiring Fund and the VK Growth Fund are allocated to underlying funds that invest primarily in foreign securities, whereas approximately 26.2% of the assets of the Moderate Growth Fund are allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative investments by each Fund are allocated to underlying funds that invest primarily in commodities.
          The principal investment strategies and allocation targets for the Funds are generally similar. However, the target allocations of the Acquiring Fund and the VK Growth Fund provide for slightly more weight to equity funds and slightly less weight to fixed-income funds than the Moderate Growth Fund. Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds in which the Acquiring Fund and the Moderate Growth Fund may invest is slightly greater than the number of underlying funds in which the VK Growth Fund may invest. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.

19

VK Moderate Fund (Target Fund) into
Moderate Fund (Acquiring Fund)
          The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments
VK Moderate Fund (Target Fund)	52%	30.5%	17.5%
Moderate Fund (Acquiring Fund)	52%	30.5%	17.5%
          Approximately 23.2% of the assets of each Fund are allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative investments by each Fund are allocated to underlying funds that invest primarily in commodities.
          The principal investment strategies and allocation targets for the Funds are substantially similar. Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds in which the Acquiring Fund may invest is slightly greater than the number of underlying funds in which the Target Fund may invest. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.
Conservative Fund and VK Conservative Fund (Target Funds) into
Moderately Conservative Fund (Acquiring Fund)
          The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments
Conservative Fund (Target Fund)	27%	64%	9%
VK Conservative Fund (Target Fund)	32%	54.5%	13.5%
Moderately Conservative Fund (Acquiring Fund)	32%	54.5%	13.5%
          Approximately 16.1% of the assets of the Acquiring Fund and the VK Conservative Fund are allocated to underlying funds that invest primarily in foreign securities, whereas approximately 13.4% of the assets of the Conservative Fund are allocated to underlying funds that invest primarily in foreign securities.
          Approximately 4% of the assets that are invested in alternative investments by the Acquiring Fund and the VK Conservative Fund are allocated to underlying funds that invest primarily in commodities, whereas approximately 3% of the assets that are invested in alternative investments by the Conservative Fund are allocated to underlying funds that invest primarily in commodities.
          The principal investment strategies and allocation targets for the Funds are generally similar. However the Acquiring Fund and the VK Conservative Fund invest slightly more in equity funds and slightly less in fixed-income funds than the Conservative Fund. Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds in which the Acquiring Fund and the Conservative Fund may invest is slightly greater than the number of underlying funds in which the VK Conservative Fund may invest. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.
          Repositioning Costs
          A Reorganization may result in the sale of some of the portfolio securities of the Target Fund(s) following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following to the Reorganizations are estimated not to be material.

20

          The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Funds as a result of the Reorganizations (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Funds.
Comparison of Principal Risks of Investing in the Funds
          The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with each Target Fund and its corresponding Acquiring Fund. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of that Acquiring Fund’s SAI.
          Principal Risks Common to all Funds
          As with all mutual funds, investing in a Target Fund or an Acquiring Fund involves risks, including the loss of principal. There is no guarantee against losses resulting from an investment in a Target Fund or its corresponding Acquiring Fund, or that either Fund will achieve its investment objective. The risks associated with an investment in a Fund can increase during times of significant market volatility. In addition to the foregoing, each Fund is subject to the following principal risks:
          Allocation Risk. The Fund’s ability to achieve its investment objective depends upon Invesco Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. Invesco Advisers’ evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected underlying funds may be incorrect in view of actual market conditions.
          Management Risk. The investment techniques and risk analysis used by the Funds’ and the underlying funds’ portfolio managers may not produce the desired results.
          Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
          Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time. In addition, a Fund will bear its proportionate share of the expenses of the underlying funds. In selecting among the underlying funds (which are also advised by Invesco Advisers), Invesco Advisers is subject to the potential conflict of interest presented because the fees paid by some underlying funds to the Invesco Advisers are higher than the fees paid by other underlying funds.
          Additional Principal Risks
          In addition to the principal risks common to all of the Funds described above, each Fund is subject to the principal risks associated with the underlying funds in which it invests to the extent of its investments therein. Each of the following principal risks is described below under “Description of Risks.”
Risks Associated with Equity Funds
          The underlying equity funds in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying equity funds, to the extent so invested, each Fund also will be subject to the following related risks:

21

•	Convertible Securities Risk

•	Developing Markets Securities Risk

•	Derivatives Risk

•	Exchange-Traded Fund Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Small- and Mid-Capitalization Risk

•	Value Investing Risk
Risks Associated with Fixed-Income Funds
          The underlying fixed-income funds in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying fixed-income funds, to the extent so invested, each Fund will be subject to the following related risks:
•	Active Trading Risk

•	Call Risk

•	Convertible Securities Risk

•	Counterparty Risk

•	Credit Risk

•	Debt Securities Risk

•	Derivatives Risk

•	Developing Markets Securities Risk

•	Foreign Securities Risk

•	High Yield Bond (Junk Bond) Risk

•	Interest Rate Risk

•	Leverage Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Mortgage- and Asset-Backed Securities Risk

•	Non-Diversification Risk

•	Prepayment Risk

•	Reinvestment Risk

•	REIT Risk

•	U.S. Government Obligations Risk
Risks Associated with Foreign Securities
          The underlying funds that invest primarily in foreign securities are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying funds that invest primarily in foreign securities, to the extent so invested, each Fund will be subject to the following related risks:
•	Currency/Exchange Rate Risk

•	Developing Markets Securities Risk

•	Foreign Securities Risk

•	Small- and Mid-Capitalization Risk
Risks Associated with ETFs
          The underlying ETFs in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to ETFs, to the extent so invested, each Fund will be subject to the following related risks:
•	Call Risk

•	Credit Risk

•	Interest Rate Risk

•	Issuer Specific Changes

•	Non-Correlation Risk

•	Non-Diversified Fund Risk

•	Replication Management Risk
Risks Associated with Alternative Investments
          The alternative investments in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to alternative investments, to the extent so invested, each Fund will be subject to the following related risks:
•	Active Trading Risk

•	Commodity Risk

•	Commodity-Linked Notes Risk

•	Counterparty Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Developing Markets Securities Risk

22

•	Exchange-Traded Funds Risk

•	Foreign Securities Risk

•	Interest Rate Risk

•	Leverage Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Subsidiary Risk

•	Tax Risk
          Significant Differences in Risk Profiles of the Funds
          The key differences in the principal risks of each Target Fund and its corresponding Acquiring Fund are highlighted below.
Moderate Growth Fund and VK Growth Fund (Target Funds) into
Growth Fund (Acquiring Fund)
          Because the Acquiring Fund and the VK Growth Fund invest to a slightly greater degree in equity funds than the Moderate Growth Fund, the Acquiring Fund and the VK Growth Fund are subject to a greater degree of the risks related to investments in equity funds. Because the Moderate Growth Fund invests to a greater degree in fixed-income funds than the Acquiring Fund and the VK Growth Fund, the Moderate Growth Fund is subject to a greater degree of the risks related to investments in fixed-income funds. Each Fund has a similar target allocation to alternative investments and underlying funds primarily invested in foreign securities. The Moderate Growth Fund and the Acquiring Fund currently invest in ETFs to a greater degree than the VK Growth Fund and are therefore subject to a greater degree of risks associated with ETFs.
VK Moderate Fund (Target Fund) into
Moderate Fund (Acquiring Fund)
          Because the Target Fund and the Acquiring Fund allocate similar target weights among the asset classes, the Funds generally have similar risk profiles. To the extent that the VK Moderate Fund invests to a greater degree in U.S. Government Obligations, it is subject to a greater degree of the risks associated with those investments, such as credit risk, prepayment risk, extension risk, derivative risks, and dollar roll transactions risks. To the extent the Acquiring Fund invests to a greater degree in equity funds that invest in small- and medium-capitalization companies, it is subject to a greater degree of those related risks. The Acquiring Fund currently invests in ETFs to a greater degree than the Target Fund and is therefore subject to a greater degree of the risks associated with ETFs.
Conservative Fund and VK Conservative Fund (Target Funds) into
Moderately Conservative Fund (Acquiring Fund)
          Because the Acquiring Fund and the VK Conservative Fund invest to a slightly greater degree in equity funds and alternative investments than the Conservative Fund, the Acquiring Fund and the VK Conservative Fund are subject to a greater degree of the risks related to investments in equity funds and alternative investments. In addition, the Acquiring Fund and the VK Conservative Fund allocate slightly more weight to underlying funds that invest primarily in foreign securities, and therefore the Acquiring Fund and the VK Conservative Fund are subject to a slightly greater degree of risks associated with foreign securities. To the extent the Conservative Fund invests to a greater degree in fixed-income funds than the Acquiring Fund and the VK Conservative Fund, the Conservative Fund is subject to a greater degree of the risks related to investments in fixed-income funds. The Moderate Growth Fund and the Acquiring Fund currently invest in ETFs to a greater degree than the VK Growth Fund and are therefore subject to a greater degree of risks associated with ETFs.

23

          Description of Principal Risks
          Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
          Call Risk. If interest rates fall, it is possible that issuers of income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from these securities would likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
          Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the “Subsidiary”). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.
          Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying Fund.
          Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
          Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
          Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.
          Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
          Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
          Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.
          Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund

24

investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
          Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.
          Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
          Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.
          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
          Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
          Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
          Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.
          Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

25

          Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.
          Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
          Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
          Sector Fund Risk. Certain of the underlying funds’ investments may be concentrated in a comparatively narrow segment of the economy, which may make the underlying fund more volatile.
          Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.
          Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
          Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund’s Prospectus and SAI and could negatively affect the underlying fund and its shareholders.
          Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to

26

qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.
          U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.
          Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification (for those Funds classified as diversified funds under the 1940 Act), borrowing and loaning money, investing in real estate and commodities, and concentration in particular industries. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Board. The Target Funds and the Acquiring Funds have adopted non-fundamental investment restrictions that support compliance of the related fundamental investment restrictions.
          With regard to borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, investing in other investment companies, and concentrating in particular industries, the fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds are the same.
          With respect to each Fund’s classification as “diversified” or “non-diversified” under the 1940 Act, each of the Acquiring Funds and two of the Target Funds, the Moderate Growth Fund and Conservative Fund, are classified as “diversified.” The VK Growth Fund, VK Moderate Fund and VK Conservative Fund, which are Target Funds, are classified as “non-diversified.” Regardless of a Fund’s classification as “diversified” or “non-diversified” under the 1940 Act, however, all of the Funds are structured as funds of funds and invest their assets in a number of underlying funds. In addition, the Funds allocate their assets in similar amounts among a similar number of underlying funds.
          Both the Target Funds and the Acquiring Funds may also be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective Prospectus and SAI.
Comparison of Share Classes and Distribution Arrangements
          Each share class of a Target Fund will be exchanged for shares of the same class of the corresponding Acquiring Fund as part of a Reorganization. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Funds and the share classes of the corresponding Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

27

Moderate Growth Fund	VK Growth Fund	Growth Fund
(Target Fund)	(Target Fund)	(Acquiring Fund)
Class A	Class A	Class A
Class B	Class B	Class B
Class C	Class C	Class C
Class R	—	Class R
Class Y	Class Y	Class Y
Institutional Class	—	Institutional Class

VK Moderate Fund	Moderate Fund
(Target Fund)	(Acquiring Fund)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

Conservative	VK Conservative	Moderately Conservative
Fund	Fund	Fund
(Target Fund)	(Target Fund)	(Acquiring Fund)
Class A	Class A	Class A
Class B	Class B	Class B
Class C	Class C	Class C
Class R	—	Class R
Class S	—	Class S
Class Y	Class Y	Class Y
Institutional Class	—	Institutional Class
          No Fund currently offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Sales Charges. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero, depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are the same between the Funds. Class R, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class, except Class Y and Institutional Class, imposes an asset based sales charge and/or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

28

          The sales charge schedule (if any) of the other share classes of the Target Funds are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Funds. The Funds’ prospectuses describe the principal sales charges applicable to each such share class.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class B, Class C, Class R, and Class S shares, as applicable. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Distribution Plans for the VK Growth Fund, the VK Moderate Fund and the VK Conservative Fund (together, the “VK Funds”), such Funds (each of which is a Target Fund) are authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”), in connection with the distribution of their shares and providing shareholder services up to the annual rates set forth in the table below (as a percentage of average daily net assets attributable to such class). Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from a VK Fund only up to the amount it spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
          The Distribution Plans for the Acquiring Funds and for Moderate Growth Fund and Conservative Fund (two of the Target Funds) (together, the “Invesco Funds”) and the VK Funds are similar except that IDI is entitled to be paid by the Invesco Funds the maximum amount set forth in the table below regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus, it is possible that under the Invesco Funds’ Distribution Plans, IDI could, in practice, receive payments in excess of the amounts it would have received under the VK Funds’ “reimbursement” type Distribution Plan.

Fund	Class A	Class B	Class C	Class R	Class S
Moderate Growth Fund (Target Fund)	0.25%	1.00%	1.00%	0.50%	N/A
VK Growth Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Growth Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
VK Moderate Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Moderate Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
Conservative Fund (Target Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
VK Conservative Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Moderately Conservative Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
          The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees that would be paid under the Acquiring Funds’ Distribution Plans following the Reorganizations.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Funds and the Acquiring Funds are substantially the same. Each Fund offers shares through Invesco Distributors on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund Prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. There is no minimum investment required for Class R and Class S share of the Funds. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA,

29

and Coverdell Education Savings Accounts). Institutional Class shares of the Funds require a minimum investment from $0 to $10 million, depending on the type of account making the investment. The Acquiring Funds’ prospectuses describe the types of accounts to which the minimum initial investment applies. Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
          Each Fund, other than VK Moderate Fund and VK Conservative Fund, declares and pays dividends of net investment income, if any, annually. VK Moderate Fund and VK Conservative Fund declare and pay dividends of net investment income, if any, quarterly. Each Fund declares and pays capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Form of Organization and Securities to be Issued
          The Target Funds and the Acquiring Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between share classes and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (the former investment adviser to certain funds), the predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ SAIs.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATIONS
Summary of the Agreement and Plan of Reorganization
          The terms and conditions under which each Reorganization will be consummated, if approved by shareholders, are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit C to this Joint Proxy Statement/Prospectus.

30

          With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will be the same as the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          Each Target Fund and Acquiring Fund will be required to make various representations and warranties set forth in the form of the Agreement that are customary in matters such as the Reorganizations.
          If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about May 2, 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

31

          The Board considered the potential benefits and costs of a Reorganization to each Target Fund, Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar Fund to create a larger fund with a more diversified shareholder base and that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers’ paying a portion of the expenses related to the Reorganizations for those Funds that are currently subject to expense caps, (iii) Invesco Advisers’ agreement for certain Acquiring Funds to cap expenses for one or two years after the Closing, and (iv) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters:
Moderate Growth Fund and VK Growth Fund into Growth Fund
          With respect to the proposed Reorganization of Moderate Growth Fund and VK Growth Fund into Growth Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the three Funds are substantially similar; (ii) the allocation to equity vs. fixed income underlying funds differs in that the Moderate Growth Fund has a slightly higher allocation to fixed-income funds; (iii) all three Funds have the same portfolio management team; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses (excluding Acquired Fund Fees and Expenses) through June 30, 2012 so that (A) if the Reorganization with Moderate Growth Fund is approved such expenses do not exceed those of the Moderate Growth Fund, or (B) if the Reorganization with only VK Growth Fund is approved, such expenses do not exceed those of VK Growth Fund, each as set forth in the fee tables above.
VK Moderate Fund into Moderate Fund
          With respect to the proposed Reorganization of VK Moderate Fund into Moderate Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the Funds are substantially similar; (ii) the allocations to equity vs. fixed-income funds for the two funds are the same; (iii) the Funds have the same portfolio management team; and (iv) Target Fund shareholders would become shareholders of a Fund with a lower management fee and an estimated lower overall total expense ratio on a pro forma basis.
Conservative Fund and VK Conservative Fund into Moderately Conservative Fund
          With respect to the proposed Reorganization of Conservative Fund and VK Conservative Fund into Moderately Conservative Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the three Funds are substantially similar; (ii) the allocations to equity vs. fixed-income underlying funds differs in that the Moderately Conservative Fund has a slightly higher allocation to equity underlying funds and a slightly lower allocation to fixed income underlying funds than the other two Funds; (iii) all three Funds have the same portfolio management team; and (iv) Target Fund shareholders would become shareholders of a Fund with a comparable or lower management fee and an estimated lower overall total expense ratio on a pro forma basis.
          Based upon the information and considerations described above, the Board, on behalf of the Target Funds and their corresponding Acquiring Funds, approved each of the Reorganizations in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations, with the potential to achieve certain economies of scale in terms of portfolio composition and, in many cases, lower expenses overall. The Board concluded that the Reorganization is in the best interests of each Target Fund and that no dilution of value would result to its shareholders as a result of the Reorganization. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.

32

Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the corresponding Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization.
          After the Reorganizations, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
          Prior to the Closing of each Reorganization, each Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
          The tax attributes, including capital loss carryovers, of each Target Fund move to its corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its

33

shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a “more than 50% change of ownership” in a Reorganization, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), will become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes each Target Fund’s tax year to close early in the year of the Reorganization.
          In addition, if the Acquiring Fund following a Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)
          The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Moderate Growth	VK Growth	Acquiring Fund
	Fund (000,000s)	Fund (000,000s)	(000,000s)
	at 6/30/2010	at 3/31/2010	at 6/30/2010
Aggregate capital loss carryovers on a tax basis (1)	($134.0)	($11.5)	($175.2)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	($62.4)	$4.8	($103.8)
Aggregate Net Asset Value	$267.0	$177.6	$414.6
Approximate annual limitation (2)	$10.6	$7.1	$16.5

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          Based upon the VK Growth Fund’s capital loss position at March 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. The annual limitations on the use of the Moderate Growth’s and the Acquiring Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is (23%) for the Moderate Growth Fund at June 30, 2010 and 3% for

34

the VK Growth Fund at March 31, 2010, compared to that of the Acquiring Fund at June 30, 2010 of (25%), and (19%) on a combined basis.
VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)
          The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 3/31/2010	at 6/30/2010
Aggregate capital loss carryovers on a tax basis (1)	($16.8)	($144.1)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$8.0	($91.0)
Aggregate Net Asset Value	$266.3	$518.9
Approximate annual limitation (2)	$10.6	N/A

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          Based upon the Target Fund’s capital loss position at March 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at March 31, 2010 is 3%, compared to the Acquiring Fund at June 30, 2010 of (18%), and on a combined basis of (11%).
Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)
     The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

			Acquiring
	Conservative Fund	VK Conservative Fund	Fund
	(000,000s)	(000,000s)	(000,000s)
	at 6/30/2010	at 3/31/2010	at 6/30/2010
Aggregate capital loss carryovers on a tax basis (1)	($16.2)	($8.7)	($21.6)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	($9.6)	$5.8	($8.8)
Aggregate Net Asset Value	$116.2	$133.5	$69.3
Approximate annual limitation (2)	$4.6	$5.3	$2.8

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

35

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          Based upon the Conservative Fund’s, VK Conservative Fund’s, and Acquiring Fund’s capital loss positions at June 30, 2010, March 21, 2010, and June 30, 2010 respectively, the annual limitations on the use of each Fund’s aggregate capital loss carryovers may not prevent the combined Fund from utilizing a substantial portion of such losses, albeit over a period of time. However, the effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is (8%) for the Conservative Fund at June 30, 2010 and 4% for the VK Conservative Fund at March 31, 2010, compared to that of the Acquiring Fund at June 30, 2010 of (13%), and (4%) on a combined basis.
Costs of the Reorganizations
     The total cost of the Reorganizations to be paid by each Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Funds
Moderate Growth Fund	$84,000	$130,000	$0
VK Growth Fund	$135,000	$180,000	$0
VK Moderate Fund	$122,000	$160,000	$0
Conservative Fund	$55,000	$100,000	$0
VK Conservative Fund	$57,000	$100,000	$0
          Where the Target Fund is not paying Reorganization costs, Invesco Advisers will bear these costs. Invesco Advisers will also bear the Reorganization costs of each of the Acquiring Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.
VOTING INFORMATION
Joint Proxy Statement/Prospectus
          We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January ___, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of each Fund on December 15, 2010

36

can be found in Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Trust in writing to the address of the Trust set forth on the cover page of this Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw its proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third (1/3) of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
          Abstentions will count as shares present at the Meeting. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the applicable Target Fund. Abstentions are counted as present for purposes of determining quorum but are not considered votes cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.
Proxy Solicitation
          The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters

37

          Management is not aware of any matters to be presented at the Meeting other than the approval of the Reorganizations as discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting, such as the Meeting, shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibit B.
          [No shares of any [Target] Fund are owned directly by the Trustees of the Trust or the Trust’s executive officers.] — [To be updated.]

38

OTHER MATTERS
Capitalization
          The following tables set forth as of September 30, 2010, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund(s). These tables assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily share purchase, redemption, and market activity.
Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)

	Actual (as of September 30, 2010)			Pro Forma
				Assuming both Reorganizations
	Moderate	VK Growth	Growth Fund	are Completed
	Growth Fund	Fund	(Acquiring	Pro Forma
	(Target Fund)	(Target Fund)	Fund)	Adjustments		Growth Fund
Net Assets (all classes)	$288,085,202	$167,951,271	$452,091,376	$—	(1)	$908,127,849
Class A Net Assets	$186,671,177	$119,765,276	$268,869,757	$—	(1)	$575,306,210
Class A Shares Outstanding	17,918,973	12,037,081	25,533,282	(850,199	)(2)	54,639,137
Class A NAV Per Share	$10.42	$9.95	$10.53			$10.53
Class B Net Assets	$40,143,694	$30,392,045	$67,566,263	$—	(1)	$138,102,002
Class B Shares Outstanding	3,928,034	3,098,241	6,546,733	(191,173	)(2)	13,381,835
Class B NAV Per Share	$10.22	$9.81	$10.32			$10.32
Class C Net Assets	$52,916,970	$16,337,416	$71,213,415	$—	(1)	$140,467,801
Class C Shares Outstanding	5,182,708	1,663,368	6,899,301	(135,832	)(2)	13,609,545
Class C NAV Per Share	$10.21	$9.82	$10.32			$10.32
Class R Net Assets	$7,568,507	$—	$13,666,911	$—	(1)	$21,235,418
Class R Shares Outstanding	732,475	—	1,305,329	(9,794	)(2)	2,028,010
Class R NAV Per Share	$10.33	$—	$10.47			$10.47
Class Y Net Assets	$770,389	$1,456,534	$1,142,592	$—	(1)	$3,369,515
Class Y Shares Outstanding	73,864	145,673	108,301	(8,434	)(2)	319,404
Class Y NAV Per Share	$10.43	$10.00	$10.55			$10.55
Institutional Class Net Assets	$14,465	$—	$105,584	$—	(1)	$120,049
Institutional Class Shares Outstanding	1,380	—	9,946	(18	)(2)	11,308
Institutional Class NAV Per Share	$10.48	$—	$10.62			$10.62
VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	VK Moderate Fund	Moderate Fund	Pro Forma
	(Target Fund)	(Acquiring Fund)	Adjustments		Moderate Fund
Net Assets (all classes)	$245,462,087	$554,806,370	$—	(1)	$800,268,457
Class A Net Assets	$182,886,351	$320,646,459	$—	(1)	$503,532,810
Class A Shares Outstanding	18,521,798	31,364,847	(634,308	)(2)	49,252,337
Class A NAV Per Share	$9.87	$10.22			$10.22
Class B Net Assets	$36,164,838	$78,408,665	$—	(1)	$114,573,503
Class B Shares Outstanding	3,688,340	7,739,134	(116,512	)(2)	11,310,962
Class B NAV Per Share	$9.81	$10.13			$10.13
Class C Net Assets	$25,488,812	$100,643,232	$—	(1)	$126,132,044
Class C Shares Outstanding	2,596,180	9,936,792	(79,449	)(2)	12,453,523
Class C NAV Per Share	$9.82	$10.13			$10.13
Class Y Net Assets	$922,086	$984,765	$—	(1)	$1,906,851
Class Y Shares Outstanding	93,015	96,170	(2,998	)(2)	186,187
Class Y NAV Per Share	$9.91	$10.24			$10.24

39

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)

	Actual (as of September 30, 2010)			Pro Forma
				Assuming both Reorganizations
		VK		are Completed
	Conservative	Conservative	Moderately			Moderately
	Fund	Fund	Conservative Fund	Pro Forma		Conservative
	(Target Fund)	(Target Fund)	(Acquiring Fund)	Adjustments		Fund
Net Assets (all classes)	$121,535,162	$129,214,128	$73,697,478	$—	(1)	$324,446,768
Class A Net Assets	$70,890,796	$92,500,322	$46,116,233	$—	(1)	$209,507,351
Class A Shares Outstanding	7,320,329	9,355,259	4,655,919	(172,124	)(2)	21,159,383
Class A NAV Per Share	$9.68	$9.89	$9.90			$9.90
Class B Net Assets	$14,754,245	$18,529,967	$9,526,417	$—	(1)	$42,810,629
Class B Shares Outstanding	1,542,176	1,879,643	972,989	(21,216	)(2)	4,373,592
Class B NAV Per Share	$9.57	$9.86	$9.79			$9.79
Class C Net Assets	$27,599,139	$18,044,752	$14,884,486	$—	(1)	$60,528,377
Class C Shares Outstanding	2,886,443	1,828,347	1,516,560	(62,376	)(2)	6,168,974
Class C NAV Per Share	$9.56	$9.87	$9.81			$9.81
Class R Net Assets	$4,987,544	$—	$3,099,249	$—	(1)	$8,086,793
Class R Shares Outstanding	517,476	—	314,010	(12,059	)(2)	819,427
Class R NAV Per Share	$9.64	$—	$9.87			$9.87
Class S Net Assets	$2,256,318	$—	$—	$—		$2,256,318
Class S Shares Outstanding	233,001	—	—	(5,178	)(2)(3)	227,823
Class S NAV Per Share	$9.68	$—	$—			$9.90
Class Y Net Assets	$978,518	$139,087	$40,146	$—	(1)	$1,157,751
Class Y Shares Outstanding	100,888	14,065	4,052	(2,166	)(2)	116,839
Class Y NAV Per Share	$9.70	$9.89	$9.91			$9.91
Institutional Class Net Assets	$68,602	$—	$30,947	$—	(1)	$99,549
Institutional Class Shares Outstanding	7,129	—	3,112	(230	)(2)	10,011
Institutional Class NAV Per Share	$9.62	$—	$9.94			$9.94

(1)	Invesco Advisers will bear 100% of the Reorganization expenses of the Target Funds. As a result, there are no pro forma adjustments to net assets.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Funds’ net asset value per share assuming the reorganization would have taken place on September 30, 2010.

(3)	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization. Class S shares will commence operations upon the closing of the Reorganization at the net asset value per share of Acquiring Fund’s Class A shares.

40

Dissenters’ Rights
     If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any future meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the Trust’s registration statement on Form N-1A, which contains the Funds’ prospectuses and related SAIs, is 811-02699.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

41

EXHIBIT A
Outstanding Shares of the Target Funds
     As of December 15, 2010, there were the following number of shares outstanding of each class of each Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding

A-1

EXHIBIT B
Ownership of the Funds
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trusts owned 5% or more of the outstanding shares of each class of each Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

Name and Address				_____ %

*	AIM Growth Series (Invesco Growth Series) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of each Fund, the ownership of shares of a Fund by executive officers and Trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Fund as of December 15, 2010.

B-1

EXHIBIT C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

C-1

Exhibit C
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT D
Financial Highlights Information
     The financial highlight tables are intended to help you understand the Acquiring Funds’ and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Prospectus of the Acquiring Fund that corresponds to your Target Fund also accompanies this Joint Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period. The information is unaudited. The Acquiring Funds’ fiscal year end is December 31 and accordingly, the Acquiring Funds’ financial highlights tables below contain information for the six-month period ended June 30, 2010. The fiscal year end for Moderate Growth Fund and Conservative Fund is December 31 and accordingly, the Target Funds’ financial highlights table below contains information for the six-month period ended June 30, 2010 for such Fund. For VK Growth Fund, VK Moderate Fund and VK Conservative Fund, the remaining Target Funds, the fiscal year end is March 31 and accordingly, those Target Funds’ financial highlights tables below contain information for the six-month period ended September 30, 2010.
The following schedule presents financial highlights for a share of the Acquiring and Target Funds’ outstanding for the period indicated.
[FUNDS WITH 3/31/10 FYE WILL BE UPDATED WITH SEPTEMBER 30, 2010 NUMBERS].

								Ratio of		Ratio of
			Net gains					expenses		expenses
			(losses) on					to average		to average net		Ratio of net
	Net asset	Net	securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)
Growth Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$10.02	$—	$(0.56)	$(0.56)	$9.46	(5.59)%	$246,273	0.46	%(e)	0.63	%(e)	0.10	%(e)	9%
Class B
Six months ended 06/30/10	9.88	(0.03)	(0.56)	(0.59)	9.29	(5.97)	63,174	1.21	(e)	1.38	(e)	(0.65	)(e)	9
Class C
Six months ended 06/30/10	9.88	(0.03)	(0.56)	(0.59)	9.29	(5.97)	66,312	1.21	(e)	1.38	(e)	(0.65	) (e)	9
Class R
Six months ended 06/30/10	9.98	(0.01)	(0.56)	(0.57)	9.41	(5.71)	12,185	0.71	(e)	0.88	(e)	(0.15	) (e)	9
Class S
Six months ended 06/30/10	10.02	0.00	(0.56)	(0.56)	9.46	(5.59)	95	0.36	(e)	0.53	(e)	0.20	(e)	9
Class Y
Six months ended 06/30/10	10.02	0.00	(0.55)	(0.55)	9.47	(5.49)	25,474	0.21	(e)	0.38	(e)	0.35	(e)	9
Institutional Class
Six months ended 06/30/10	10.08	0.02	(0.57)	(0.55)	9.53	(5.46)	1,075	0.11	(e)	0.11	(e)	0.45	(e)	9
Moderate Growth Fund (Target Fund)
Class A
Six months ended 06/30/10	$9.84	$0.05	$(0.45)	$(0.40)	$9.44	(4.07)%	$172,327	0.37	%(f)	0.58	%(f)	1.00	%(f)	9%
Class B
Six months ended 06/30/10	9.71	0.01	(0.44)	(0.43)	9.28	(4.43)	38,698	1.12	(f)	1.33	(f)	0.25	(f)	9
Class C
Six months ended 06/30/10	9.70	0.01	(0.44)	(0.43)	9.27	(4.43)	48,920	1.12	(f)	1.33	(f)	0.25	(f)	9
Class R
Six months ended 06/30/10	9.78	0.04	(0.45)	(0.41)	9.37	(4.19)	6,325	0.62	(f)	0.83	(f)	0.75	(f)	9
Class Y

								Ratio of		Ratio of
			Net gains					expenses		expenses
			(losses) on					to average		to average net		Ratio of net
	Net asset	Net	securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)
Six months ended 06/30/10	9.83	0.06	(0.44)	(0.38)	9.45	(3.87)	685	0.12	(f)	0.33	(f)	1.25	(f)	9
Institutional Class
Six months ended 06/30/10	9.88	0.06	(0.45)	(0.39)	9.49	(3.95)	13	0.12	(f)	0.19	(f)	1.25	(f)	9
VK Growth Fund (Target Fund)
Class A
Six months ended 09/30/10
Class B
Six months ended 09/30/10
Class C
Six months ended 09/30/10
Class Y
Six months ended 09/30/10

Moderate Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$9.63	$0.09	$(0.30)	$(0.21)	$9.42	(2.18)%	$299,326	0.37	%(g)	0.52	%(g)	1.87	%(g)	8%
Class B
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	9.35	(2.50)	74,744	1.12	(g)	1.27	(g)	1.12	(g)	8
Class C
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	9.35	(2.50)	94,616	1.12	(g)	1.27	(g)	1.12	(g)	8
Class R
Six months ended 06/30/10	9.62	0.08	(0.30)	(0.22)	9.40	(2.29)	19,265	0.62	(g)	0.77	(g)	1.62	(g)	10
Class S
Six months ended 06/30/10	9.62	0.09	(0.29)	(0.20)	9.42	(2.08)	1,027	0.27	(g)	0.42	(g)	1.97	(g)	8
Class Y
Six months ended 06/30/10	9.62	0.10	(0.29)	(0.19)	9.43	(1.98)	28,878	0.12	(g)	0.27	(g)	2.12	(g)	8
Institutional Class
Six months ended 06/30/10	9.66	0.10	(0.30)	(0.20)	9.46	(2.07)	1,012	0.12	(g)	0.12	(g)	2.12	(g)	8
VK Moderate Fund (Target Fund)
Class A
Six months ended 09/30/10
Class B
Six months ended 09/30/10
Class C
Six months ended 09/30/10
Class Y
Six months ended 09/30/10

								Ratio of		Ratio of
			Net gains					expenses		expenses
			(losses) on					to average		to average net		Ratio of net
	Net asset	Net	securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss) (a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)

Moderately Conservative Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$9.35	$0.10	$(0.13)	$(0.03)	$9.32	(0.32)%	$43,094	0.39	%(h)	0.75	%(h)	2.21	%(h)	9%
Class B
Six months ended 06/30/10	9.30	0.07	(0.14)	(0.07)	9.23	(0.75)	9,053	1.14	%(h)	1.50	(h)	1.46	(h)	9
Class C
Six months ended 06/30/10	9.32	0.07	(0.14)	(0.07)	9.25	(0.75)	14,248	1.14	(h)	1.50	(h)	1.46	(h)	9
Class R
Six months ended 06/30/10	9.34	0.09	(0.14)	(0.05)	9.29	(0.54)	2,825	0.64	(h)	1.00	(h)	1.96	(h)	9
Class Y
Six months ended 06/30/10	9.34	0.12	(0.14)	(0.02)	9.32	(0.21)	75	0.14	(h)	0.50	(h)	2.46	(h)	9
Institutional Class
Six months ended 06/30/10	9.37	0.12	(0.14)	(0.02)	9.35	(0.21)	29	0.14	(h)	0.37	(h)	2.46	(h)	9
Conservative Fund (Target Fund)
Class A
Six months ended 06/30/10	$9.26	$0.08	$(0.05)	$0.03	$9.29	0.32%	$66,925	0.48	%(i)	0.64	%(i)	1.83	%(i)	14%
Class B
Six months ended 06/30/10	9.20	0.05	(0.06)	(0.01)	9.19	(0.11)	15,090	1.23	(i)	1.39	(i)	1.08	(i)	14
Class C
Six months ended 06/30/10	9.19	0.05	(0.05)	0.00	9.19	—	26,292	1.23	(i)	1.39	(i)	1.08	(i)	14
Class R
Six months ended 06/30/10	9.23	0.07	(0.05)	0.02	9.25	0.22	4,817	0.73	(i)	0.89	(i)	1.58	(i)	14
Class S
Six months ended 06/30/10	9.26	0.08	(0.05)	0.03	9.29	0.32	2,046	0.38	(i)	0.54	(i)	1.93	(i)	14
Class Y
Six months ended 06/30/10	9.25	0.10	(0.05)	0.05	9.30	0.54	42	0.23	(i)	0.39	(i)	2.08	(i)	14
Institutional Class
Six months ended 06/30/10	9.18	0.10	(0.05)	0.05	9.23	0.54	995	0.23	(i)	0.29	(i)	2.08	(i)	14
VK Conservative Fund (Target Fund)
Class A
Six months ended 09/30/10
Class B
Six months ended 09/30/10
Class C
Six months ended 09/30/10
Class Y
Six months ended 09/30/10

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82% for the Growth Fund and 0.75% for the Moderate Growth Fund for the year ended December 31, 2009.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $266,287, $70,806, $71,587, $13,099, $23,272, $1,252 and $101 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class Shares, respectively.

(f)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $181,865, $43,145, $52,392, $6,660, $704, and $14 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(g)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $313,449, $82,412, $99,796. $19,566, $25,718, $1,033 and $510 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.

(h)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $42,325, $9,165, $14,638, $2,656, $73, and $30 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(i)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $68,217, $16,547, $26,313, $4,836, $1,785, $1,026 and $47 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.

AIM GROWTH SERIES (Invesco Growth Series)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
IMPORTANT SHAREHOLDER INFORMATION
          The enclosed Information Statement/Prospectus is being provided to inform you that on or about May 2, 2011, Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), will be reorganized with and into Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”), also a series of the Trust. The Information Statement/Prospectus discusses this proposed reorganization, which provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The Board of Trustees of the Trust approved the Reorganization and concluded that it is in the best interests of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. The Target Fund and the Acquiring Fund have substantially similar investment goals, strategies and risks.
          We urge you to spend a few minutes reviewing the information in the Information Statement/Prospectus. You do not need to take any action with regards to your account. On or about May 2, 2011, your shares of the Target Fund will be converted automatically at their net asset value into shares of the corresponding class of the Acquiring Fund.

Mr. Philip Taylor
President and Principal Executive Officer
[January ___, 2011]

AIM GROWTH SERIES (Invesco Growth Series)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
INFORMATION STATEMENT/PROSPECTUS
[January ___, 2011]
Introduction
          This Information Statement/Prospectus is being furnished to shareholders of Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), pursuant to an Agreement and Plan of Reorganization (the “Agreement”). The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The Trust is a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and to each fund individually as a “Fund.”
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of the Reorganization. This Information Statement/Prospectus will be mailed on or about [January ___], 2011 to all shareholders of record of the Target Fund on the Record Date. This document is both the information statement of the Target Fund and also a prospectus for the Acquiring Fund.
          The Board has approved the Agreement and the Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. Shareholders of the Target Fund are not required to and are not being asked to approve the Agreement or the Reorganization.
          This Information Statement/Prospectus contains information that shareholders of the Target Fund should know about the Reorganization. You should retain it for future reference. Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. A copy of the prospectus of the Acquiring Fund accompanies this Information Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Information Statement/Prospectus. The SAI to this Information Statement/Prospectus, dated the same date as this Information Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Information

Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.
WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

INTRODUCTION
          The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Information Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. Shareholders of the Target Fund are not required to and are not being asked to approve the Agreement or the Reorganization.
What are the reasons for the proposed Reorganization?
          As the Target Fund’s name indicates, it was designed for investors who expected to need all or most of their money in the Target Fund in or about the year 2010. As a result, the Target Fund has currently satisfied its investment objective. Additionally, as the Target Fund previously disclosed in its prospectus, as of June 2010 the asset allocation of the Target Fund became a static allocation similar to that of the Acquiring Fund. As of September 30, 2010, the Target Fund had substantially the same portfolio composition as the Acquiring Fund. The Board therefore determined that reorganizing the Target Fund into the Acquiring Fund would be in the best interests of Target Fund shareholders.
          In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Information Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Information Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

1

Investment Objectives
Target Fund	Acquiring Fund

To provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.	To provide real return and, as a secondary objective, capital preservation.
          The investment strategies of the Acquiring Fund are substantially similar to the investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, risks of owning shares of the Acquiring Fund are substantially similar to the risks of owning shares of the Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.
Expense Table and Expense Examples*

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.58%	11.10%	4.93%

Fee Waiver and/or Expense Reimbursement	3.67%[1]	10.22%[1]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.91%	0.88%	0.88%

2

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A5	Class A5	Class A5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.58%	11.10%	4.93%

Fee Waiver and/or Expense Reimbursement	3.67%[2]	10.22%[2]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.91%	0.88%	0.88%

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	5.33%	11.85%	5.68%

Fee Waiver and/or Expense Reimbursement	3.67%[1]	10.22%[1]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.66%	1.63%	1.63%

3

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	5.33%	11.85	5.68%

Fee Waiver and/or Expense Reimbursement	3.67%[1]	10.22%[1]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.66%	1.63%	1.63%

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C5	Class C5	Class C5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	5.33%	11.85%	5.68%

Fee Waiver and/or Expense Reimbursement	3.67%[2]	10.22%[2]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.66%	1.63%	1.63%

4

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.83%	11.35%	5.18%

Fee Waiver and/or Expense Reimbursement	3.67%[1]	10.22%[1]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.16%	1.13%	1.13%

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class R5	Class R5	Class R5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.83%	11.35%	5.18%

Fee Waiver and/or Expense Reimbursement	3.67%[2]	10.22%[2]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.16%	1.13%	1.13%

5

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	3.67%	10.22%	4.05%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.33%	10.85%	4.68%

Fee Waiver and/or Expense Reimbursement	3.67%[1]	10.22%[1]	4.05%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.66%	0.63%	0.63%

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Institutional Class	Institutional Class	Institutional Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	3.45%	9.92%	3.77%
Acquired Fund Fees and Expenses	0.66%	0.63%	0.63%
Total Annual Fund Operating Expenses	4.11%	10.55%	4.40%

Fee Waiver and/or Expense Reimbursement	3.44%[1]	9.92%[1]	3.77%[3]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.67%	0.63%	0.63%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in a Fund’s current prospectus) of the Funds (December 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganization. The Target Fund is not expected to bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	Effective November 4, 2009, the Funds’ investment adviser, Invesco Advisers, Inc. (“Invesco Advisers” or the “Adviser”), has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares of each Fund to the extent necessary to limit

6

Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, B, C, R, Y and Institutional Class shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

2.	The Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares of each Fund to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Adviser has contractually agreed through at least June 30, 2012 to limit the operating expenses (excluding certain items discussed below) of each Fund’s predecessor fund to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable.

3.	Effective upon closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the Acquiring Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.25%, Class A5 shares to 0.25%, Class B shares to 1.00%, Class C shares to 1.00%, Class C5 shares to 1.00%, Class R shares to 0.50%, Class R5 shares to 0.50%, Class Y shares to 0.00% and Institutional Class shares to 0.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Target Fund — Class A	$638	$1,543	$2,455	$4,770
Acquiring Fund — Class A	$635	$2,688	$4,498	$8,142
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$635	$1,606	$2,578	$5,014

Target Fund — Class A5	$638	$1,543	$2,455	$4,770
Acquiring Fund — Class A5	$635	$2,688	$4,498	$8,142
Combined Pro forma Target Fund + Acquiring Fund — Class A5 (assuming the Reorganization is completed)	$635	$1,606	$2,578	$5,014

Target Fund — Class B	$669	$1,567	$2,557	$4,909
Target Fund — Class B (if you did not redeem your shares)	$169	$1,267	$2,357	$4,909
Acquiring Fund — Class B	$666	$2,751	$4,633	$8,239
Acquiring Fund — Class B (if you did not redeem your shares)	$166	$2,451	$4,433	$8,239

7

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$666	$1,632	$2,683	$5,152
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,152

Target Fund — Class C	$269	$1,267	$2,357	$5,053
Target Fund — Class C (if you did not redeem your shares)	$169	$1,267	$2,357	$5,053
Acquiring Fund — Class C	$266	$2,451	$4,433	$8,317
Acquiring Fund — Class C (if you did not redeem your shares)	$166	$2,451	$4,433	$8,317
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$266	$1,332	$2,483	$5,291
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,291

Target Fund — Class C5	$269	$1,267	$2,357	$5,053
Target Fund — Class C5 (if you did not redeem your shares)	$169	$1,267	$2,357	$5,053
Acquiring Fund — Class C5	$266	$2,451	$4,433	$8,317
Acquiring Fund — Class C5 (if you did not redeem your shares)	$166	$2,451	$4,433	$8,317
Combined Pro forma Target Fund + Acquiring Fund — Class C5 (assuming the Reorganization is completed)	$266	$1,332	$2,483	$5,291
Combined Pro forma Target Fund + Acquiring Fund — Class C5 (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,291

Target Fund — Class R	$118	$1,123	$2,131	$4,667
Acquiring Fund — Class R	$115	$2,326	$4,264	$8,131
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming the Reorganization is completed)	$115	$1,189	$2,260	$4,919

Target Fund — Class R5	$118	$1,123	$2,131	$4,667
Acquiring Fund — Class R5	$115	$2,326	$4,264	$8,131
Combined Pro forma Target Fund + Acquiring Fund — Class R5 (assuming the Reorganization is completed)	$115	$1,189	$2,260	$4,919

Target Fund — Class Y	$67	$977	$1,899	$4,258
Acquiring Fund — Class Y	$64	$2,199	$4,091	$7,933
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$64	$1,044	$2,031	$4,524

Target Fund — Institutional Class	$68	$934	$1,814	$4,086
Acquiring Fund — Institutional Class	$64	$2,146	$4,003	$7,816
Combined Pro forma Target Fund + Acquiring Fund — Institutional Class (assuming the Reorganization is completed)	$64	$988	$1,923	$4,311
          The Example is not a representation of past or future expenses. The Target Fund’s and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Information Statement/Prospectus.

8

How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance.
          The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception
Acquiring Fund — Class A (inception date: 01/31/2007)
Return Before Taxes	0.95%	—	(0.48%)
Return After Taxes on Distributions	(0.14%)	—	(2.05%)
Return After Taxes on Distributions and Sale of Fund Shares	0.60%	—	(1.28%)
Target Fund — Class A (inception date: 01/31/2007)
Return Before Taxes	0.74%	—	(0.77%)
Return After Taxes on Distributions	(0.93%)	—	(1.93%)
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	—	(1.31%)

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment manager and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, Inc. (“Invesco Advisers” or the “Adviser”), a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms for each Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco Ltd. (“Invesco”).
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

9

          Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures, distribution policies and exchange policies compare?
          The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures and exchange policies for each class of the Target Funds are generally similar to those of the corresponding class of the Acquiring Fund. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
          No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Information Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Information Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
          The Reorganization is expected to occur on or about May 2, 2011.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Information Statement/Prospectus?
          You are receiving this Information Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to notice of the very important Reorganization described herein concerning the Target Fund. This Information Statement/Prospectus contains information that shareholders of the Target Fund should know about the Reorganization and about the Acquiring Fund. This document is both an information statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Information Statement/Prospectus contains additional information about the Reorganization. You

10

are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Information Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          The investment strategies of the Acquiring Fund and the Target Fund are substantially similar. The Acquiring Fund and the Target Fund seek to meet their respective investment objectives by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds: Liquid Assets Portfolio and Premier Portfolio.
          The Acquiring Fund’s portfolio managers allocate its assets among Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. The Target Fund’s portfolio managers allocate its assets among Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection.
          The Acquiring Fund and the Target Fund will generally rebalance their assets to their target allocations on a monthly basis.
          Consistent with the Acquiring Fund’s real return and capital preservation objectives, the Acquiring Fund is designed for investors who expect to need all or most of their money in the Acquiring Fund at retirement and for investors who plan to withdraw the value of their account in the Acquiring Fund gradually after retirement. The Target Fund is designed for investors whose target retirement date is in or about the year 2010. The Target Fund’s name indicates the approximate date an investor in the Target Fund plans to retire and may stop making new investments in the Target Fund. Consistent with the Target Fund’s final target allocation and the resulting real return and capital preservation objectives, the Target Fund is designed for investors who expect to need all or most of their money in the Target Fund at the target date and for investors who plan to withdraw the value of their account in the Target Fund gradually after retirement, in or about the year 2010.
          The Acquiring Fund has an approximate target asset allocation of 60.60% in Invesco Balanced-Risk Allocation Fund and 39.40% in the two affiliated money market funds (19.70% in the Liquid Assets Portfolio and 19.70% in the Premier Portfolio), as of September 30, 2010. Similarly, the Target Fund has an approximate target asset allocation of 60.70% in Invesco Balanced-Risk Allocation Fund and 39.30% in the two affiliated money market funds (approximately 19.65% in the Liquid Assets Portfolio and 19.65% in the Premier Portfolio), as of September 30, 2010.
          The Acquiring Fund’s and the Target Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative.

11

Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Fund of Funds Risk. The Funds’ performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Funds to withdraw their investments therein at a disadvantageous time.
Acquiring Fund and Target Fund

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Acquiring Fund and Target Fund

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the underlying funds seek to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying money market funds. Additionally, the underlying money market funds’ yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Acquiring Fund and Target Fund

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Acquiring Fund and Target Fund

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Acquiring Fund and Target Fund

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Acquiring Fund and Target Fund

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.
Acquiring Fund and Target Fund

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.
Acquiring Fund and Target Fund

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.
Acquiring Fund and Target Fund

12

Principal Risk	Funds Subject to Risk
Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Acquiring Fund and Target Fund

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.
Acquiring Fund and Target Fund

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), which may invest in commodity-linked derivative instruments, exchange traded notes (“ETNs”) and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.
Acquiring Fund and Target Fund

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.
Acquiring Fund and Target Fund

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.
Acquiring Fund and Target Fund

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
Acquiring Fund and Target Fund

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Acquiring Fund and Target Fund

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Acquiring Fund and Target Fund

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.	Acquiring Fund and Target Fund

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.
Acquiring Fund and Target Fund

Management Risk. The investment techniques and risk analysis used by the Funds’ and the underlying funds’ portfolio managers may not produce the desired results.	Acquiring Fund and Target Fund

Non-Diversification Risk. Invesco Balanced-Risk Retirement Allocation Fund, an underlying fund, is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of Invesco Balanced-Risk Retirement Allocation Fund more than if it was a diversified fund.
Acquiring Fund and Target Fund

13

Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
          Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
          Each share class of the Target Fund will be reorganized into a specific share class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class A5	Class A5
Class B	Class B
Class C	Class C
Class C5	Class C5
Class R	Class R
Class R5	Class R 5
Class Y	Class Y
Institutional Class	Institutional Class
          Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Class A5, C5 and R5 shares are also closed to new investors. Only investors who have continuously maintained an account in Class A5, C5 or R5 of the Target Fund may make additional purchases into Class A5, C5 and R5, respectively, of the Acquiring Fund.
          Sales Charges. The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A and Class A5 shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B, Class C and Class C5 shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A and Class A5 shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the

14

Funds. Class R, Class R5, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
          You will not pay an initial sales charge on Acquiring Fund Class A or Class A5 shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and Class A5 shares, and contingent deferred sales charge that applies to Class A shares, Class A5 shares, Class C shares and Class C5 shares, will apply to any Class A, Class A5, Class C or Class C5 shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class A5, Class B, Class C, Class C5, Class R and Class R5 shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Distribution Plans for Class A, Class B, Class C and Class R shares of the Funds, the Funds are authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Fund shares and providing shareholder services at the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of each Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of each Fund’s average net assets attributable to Class R shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus, it is possible that under this Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the “reimbursement” type Distribution Plan discussed below.
          Pursuant to the Distribution Plans for Class A5, Class C5 and Class R5 shares of the Funds, however, IDI may be reimbursed from the Funds only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Funds’ Distribution Plans for Class A, Class C and Class R shares, respectively (i.e., 0.25% for Class A shares, 1.00% for Class C shares and 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. This limitation may result in a share class of a Fund paying less than the maximum amounts noted above in a particular year.
          The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Information Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial

15

and additional shares by mail, wire, telephone or the internet. The Acquiring Fund Prospectus enclosed with this Information Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class A5 (closed to new investments, except for those who have continuously maintained an account in such shares), Class B (closed to new investments, except dividend reinvestments), Class C, Class C5 (closed to new investments, except for those who have continuously maintained an account in such shares) and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R and Class R5 (closed to new investments, except for those who have continuously maintained an account in such shares) shares. Institutional Class shares of the Acquiring Fund and the Target Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
          The Acquiring Fund declares and pays dividends of net investment income, if any, quarterly, and capital gains distributions, if any, at least annually. The Target Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
          The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Comparison of Voting Rights
          For each Fund, each share class is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Quorum for a shareholders meeting of each Fund will exist if shareholders representing one-third of the outstanding shares entitled to vote of the Fund are present at the shareholders meeting in person or by proxy. When a quorum is present, a majority of votes cast at a meeting of shareholders shall decide any questions and a plurality shall elect a trustee, unless the Funds’ declaration of trust, by-laws or applicable law provide otherwise.
          Shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their declaration of trust. The rights to vote on these matters are the same for the Acquiring Fund and the Target Fund. In addition, the 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

16

Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Information Statement/Prospectus.
          With respect to the Reorganization, if all closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that Target Fund shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that Target Fund shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          The Target Fund and the Acquiring Fund have made representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
          If all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about May 2, 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). As soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

17

Board Considerations in Approving the Reorganization
          As discussed above, as the Target Fund’s name indicates, it was designed for investors who expected to need all or most of their money in the Target Fund in or about the year 2010. As a result, the Target Fund has currently satisfied its investment objective. Additionally, as the Target Fund previously disclosed in its prospectus, as of June 2010 the asset allocation of the Target Fund became a static allocation similar to that of the Acquiring Fund. As of September 30, 2010, the Target Fund had substantially the same portfolio composition as the Acquiring Fund. The Board therefore determined that reorganizing the Target Fund into the Acquiring Fund would be in the best interests of Target Fund shareholders.
          The Reorganization proposed in this Information Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar Fund to create a larger fund with a more diversified shareholder base that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers’ paying the expenses related to the Reorganization for the Target Fund, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one year after the Closing and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes.
          With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would experience no change in management fee or overall total expense ratio on a pro forma basis; (ii) the investment objective, strategies and related risks of the Funds are substantially similar, with each Fund having an investment objective of seeking to provide total or real return and, secondarily, capital preservation; (iii) the Funds have the same portfolio management team; (iv) the Target Fund has substantially the same portfolio composition as the Acquiring Fund; (v) the Target Fund and the Acquiring Fund have consistent portfolio characteristics; and (vi) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2012.
          Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization, with the potential to achieve certain economies of scale. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.

18

Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
          Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
          The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. However, it is not anticipated that these limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at time of Closing the Reorganization. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

19

          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2010 is 1%, compared to the Acquiring Fund at June 30, 2010 of 1%, and on a combined basis of 1%.
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
          The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund are set forth in the table below.

		Estimated Portion of
		Total Reorganization
	Estimated Total	Costs to be Paid by
	Reorganization Costs	the Fund
Invesco Balanced-Risk Retirement 2010 Fund	$40,000	$0
          Where the Target Fund is not paying Reorganization costs, Invesco Advisers will bear these costs. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses related to the printing and mailing of this Information Statement/Prospectus but do not include any portfolio transaction costs arising from the Reorganization.
OTHER MATTERS
Other Meeting Matters
          Management is not aware of any matters or proposals raised by shareholders of the Trust prior to the delivery of this Information Statement/Prospectus. If any other matters come to the attention of the Board, the Board will identify the proposal and indicate the disposition proposed to be made of the proposal by the Board.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of the Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
          Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees of the Trust and executive officers can be found at Exhibits B and C.
Capitalization
          The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found in Exhibit A.

20

			Pro Forma		Acquiring Fund
	Target Fund	Acquiring Fund	Adjustments[1]		(pro forma)
Net assets (all classes)	$34,356,066	$22,092,855	—		$56,448,921
Class A net assets	$5,755,434	$2,290,941	—		$8,046,375
Class A shares outstanding	638,753	262,865	21,243	[2]	922,861
Class A net asset value per share	$9.01	$8.72			$8.72
Class A5 net assets	$19,347,552	$14,249,613	—		$33,597,165
Class A5 shares outstanding	2,147,552	1,635,178	73,968	[2]	3,856,698
Class A5 net asset value per share	$9.01	$8.71			$8.71
Class B net assets	$694,667	$314,432	—		$1,009,099
Class B shares outstanding	77,949	36,195	1,973	[2]	116,117
Class B net asset value per share	$8.91	$8.69			$8.69
Class C net assets	$1,674,109	$707,955	—		$2,382,064
Class C shares outstanding	187,720	81,466	4,968	[2]	274,154
Class C net asset value per share	$8.92	$8.69			$8.69
Class C5 net assets	$4,494,774	$3,527,432	—		$8,022,206
Class C5 shares outstanding	503,742	405,837	13,333	[2]	922,912
Class C5 net asset value per share	$8.92	$8.69			$8.69
Class R net assets	$1,333,921	$822,070	—		$2,155,991
Class R shares outstanding	148,567	94,348	4,605	[2]	247,520
Class R net asset value per share	$8.98	$8.71			$8.71
Class R5 net assets	$577,486	$17,834	—		$595,320
Class R5 shares outstanding	64,295	2,047	1,993	[2]	68,335
Class R5 net asset value per share	$8.98	$8.71			$8.71
Class Y net assets	$465,902	$149,548	—		$615,450
Class Y shares outstanding	51,547	17,133	1,830	[2]	70,510
Class Y net asset value per share	$9.04	$8.73			$8.73
Institutional Class net assets	$12,221	$13,030	—		$25,251
Institutional Class shares outstanding	1,350	1,493	49	[2]	2,892
Institutional Class net asset value per share	$9.05	$8.73			$8.73

1.	Invesco Advisers will bear 100% of the Reorganization expenses of the Target Fund. As a result, there are no pro forma adjustments to net assets.

2.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. After the Reorganization is completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

21

WHERE TO FIND ADDITIONAL INFORMATION
          This Information Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-02699.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Information Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

22

EXHIBIT A
Outstanding Shares of the Target Fund
          As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco Balanced-Risk Retirement 2010 Fund
Class A	[_______]
Class A5	[_______]
Class B	[_______]
Class C	[_______]
Class C5	[_______]
Class R	[_______]
Class R5	[_______]
Class Y	[_______]
Institutional Class	[_______]

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

D-1

AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     (c) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (d) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (g) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (h) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.
     (i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (j) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Growth Series (Invesco Growth Series), on behalf of its series identified on Exhibit A hereto

By:		By:

	Name:		Name:
	Title:		Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and share
and Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
Financial Highlights Information
     The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Fund’s prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Information Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund and the Target Fund. The information is unaudited. The Acquiring Fund’s and the Target Fund’s fiscal year end is December 31 and, accordingly, the Acquiring Fund’s and the Target Fund’s financial highlights tables below contain information for the six-month period ended June 30, 2010.
Acquiring Fund — Invesco Balanced-Risk Retirement Now Fund
The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

													Ratio of
											Ratio of expenses		expenses to		Ratio of net
										Net assets,	to average net		average net		investment
	Net asset	Net	Net gains (losses)		Dividends	Dividends				end of	assets with fee		assets without		income
	value,	investment	on securities	Total from	from net	from net		Net asset		period	waivers and/or		fee waivers		(loss) to
	beginning	income	(both realized	investment	investment	realized	Total	value, end	Total	(000s	expense		and/or expense		average net		Portfolio
	of period	(loss)(a)	and unrealized)	operations	income	gains	Distributions	of period	Return(b)	omitted)	reimbursements(c)		reimbursements		assets		Turnover(d)
Class A
Six months ended 06/30/10	$8.23	$(0.01)	$0.16	$0.15	$(0.02)	$—	$(0.02)	$8.36	1.86%	$1,933	0.25	%(e)	6.40	%(e)	(0.19	)% (e)	25%
Class A5
Six months ended 06/30/10(f)	8.30	(0.00)	0.06	0.06	—	—	—	8.36	0.72	17,325	0.25	(e)	1.06	(e)	(0.19	) (e)	25
Class B
Six months ended 06/30/10	8.24	(0.04)	0.16	0.12	(0.01)	—	(0.01)	8.35	1.43	258	1.00	(e)	7.15	(e)	(0.94	) (e)	25
Class C
Six months ended 06/30/10	8.23	(0.04)	0.17	0.13	(0.01)	—	(0.01)	8.35	1.55	617	1.00	(e)	7.15	(e)	(0.94	) (e)	25
Class C5
Six months ended 06/30/10(f)	8.30	(0.01)	0.06	0.05	—	—	—	8.35	0.60	3,623	1.00	(e)	1.81	(e)	(0.94	) (e)	25
Class R
Six months ended 06/30/10	8.24	(0.02)	0.16	0.14	(0.02)	—	(0.02)	8.36	1.68	737	0.50	(e)	6.65	(e)	(0.44	) (e)	25
Class R5
Six months ended 06/30/10(f)	8.31	(0.00)	0.05	0.05	—	—	—	8.36	0.60	118	0.50	(e)	1.31	(e)	(0.44	) (e)	25
Class Y
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	146	0.00	(e)	6.15	(e)	0.06	(e)	25
Institutional Class
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	50	0.00	(e)	5.93	(e)	0.06	(e)	25

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63% for the six months ended June 30, 2010.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,625, $17,922, $336, $402, $3,643, $520, $117, $39 and $50 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.

(f)	Commencement date of June 1, 2010 for Class A5, Class C5 and Class R5.

E-1

Target Fund — Invesco Balanced-Risk Retirement 2010 Fund
The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

											Ratio of expenses to		Ratio of expenses to		Ratio of net
	Net asset	Net	Net gains on							Net assets,	average net assets		average net assets		investment
	value,	investment	securities (both	Total from	Dividends from	Dividends from		Net asset		end of period	with fee waivers		without fee waivers		income (loss)
	beginning of	income	realized and	investment	net investment	net realized	Total	value, end of	Total	(000s	and/or expense		and/or expense		to average net		Portfolio
	period	(loss)(a)	unrealized)	operations	income	gains	Distributions	period	Return(b)	omitted)	reimbursements(c)		reimbursements		assets		Turnover(d)
Class A
Six months ended 06/30/10	$8.49	$(0.01)	$0.16	$0.15	$—	$—	$—	$8.64	1.77%	$5,737	0.25	%(e)	2.44	%(e)	(0.19	)%(e)	68%
Class A5
Six months ended 06/30/10(f)	8.58	(0.00)	0.06	0.06	—	—	—	8.64	0.70	25,421	0.25	(e)	0.78	(e)	(0.19	)(e)	68
Class B
Six months ended 06/30/10	8.44	(0.04)	0.16	0.12	—	—	—	8.56	1.42	652	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Class C
Six months ended 06/30/10	8.44	(0.04)	0.17	0.13	—	—	—	8.57	1.54	1,480	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Class C5
Six months ended 06/30/10(f)	8.52	(0.01)	0.06	0.05	—	—	—	8.57	0.59	5,176	1.00	(e)	1.53	(e)	(0.94	)(e)	68
Class R
Six months ended 06/30/10	8.47	(0.02)	0.17	0.15	—	—	—	8.62	1.77	1,210	0.50	(e)	2.69	(e)	(0.44	)(e)	68
Class R5
Six months ended 06/30/10(f)	8.56	(0.00)	0.06	0.06	—	—	—	8.62	0.70	760	0.50	(e)	1.03	(e)	(0.44	)(e)	68
Class Y
Six months ended 06/30/10	8.49	0.00	0.17	0.17	—	—	—	8.66	2.00	450	0.00	(e)	2.19	(e)	0.06	(e)	68
Institutional Class
Six months ended 06/30/10	8.51	0.00	0.17	0.17	—	—	—	8.68	2.00	12	0.00	(e)	2.05	(e)	0.06	(e)	68

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66% for the six months ended June 30, 2010.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,288, $28,839, $614, $1,478, $5,401, $1,135, $817, $146 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.

(f)	Commencement date of June 1, 2010 for Class A5, Class C5 and Class R5.

E-2

Part B
STATEMENT OF ADDITIONAL INFORMATION
January      , 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Growth Series (Invesco Growth Series)
On behalf of Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco
Moderately Conservative Allocation Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the Joint Special Meeting of Shareholders of Invesco Moderate Growth Allocation Fund
and Invesco Van Kampen Asset Allocation Growth Fund, the Special Meeting of Shareholders of Invesco
Van Kampen Asset Allocation Moderate Fund and the Joint Special Meeting of Shareholders of Invesco
Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund, each to be held on April 14, 2011.
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund, the Proxy Statement/Prospectus of Invesco Van Kampen Asset Allocation Moderate Fund, or the Joint Proxy Statement/Prospectus of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund, each dated January ___, 2011, relating specifically to the Special or Joint Special Meetings of Shareholders of such Target Funds to be held on April 14, 2011 (the “Proxy Statement/Prospectuses). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

1

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Information

2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Growth Series (Invesco Growth Series).

Target Fund	Acquiring Fund

Invesco Moderate Growth Allocation Fund
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Conservative Allocation Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-038955) (“SAI I”).

2.	Supplement dated September 17, 2010 SAI I (filed via EDGAR on September 17, 2010, Accession No. 0000950123-10-087009).

3.	Supplement dated June 29, 2010 to SAI I (filed via EDGAR on June 29, 2010, Accession No. 0000950123-10-062265).

4.	Supplement dated June 16, 2010 SAI I (filed via EDGAR on June 16, 2010, Accession No. 0000950123-10-058658).

5.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058312).

6.	Supplement dated May 12, 2010 to SAI I (filed via EDGAR on May 12, 2010, Accession No. 0000950123-10-048444).

7.	Statement of Additional Information dated July 28, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Asset Allocation Conservative Fund (filed via EDGAR on July 26, 2010, Accession No. 0000950123-10-068094) (“SAI II”).

8.	Supplement dated October 5, 2010 to SAI I and SAI II (filed via EDGAR on October 5, 2010, Accession No. 0000950123-10-091450).

9.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco

3

Conservative Allocation Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083688).

10.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Conservative Allocation Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021481).

11.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity Trust Annual Report to Shareholders for the fiscal year ended March 31, 2010, with respect to the predecessor funds of Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Asset Allocation Conservative Fund (filed via EDGAR on May 21, 2010, Accession No. 0000950123-10-51661).

4

Pro Forma Financial Information
Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset
Allocation Growth Fund into Invesco Growth Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other Reorganization.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund	June 30, 2010
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Shares Exchanged
	Target Fund
	Invesco Moderate Growth	Invesco Van Kampen Asset	Acquiring Fund Share
Target Fund Share Class	Allocation Fund	Allocation Growth Fund	Class
Class A	18,210,327	11,988,192	Class A
Class B	4,164,955	3,058,779	Class B
Class C	5,264,198	1,633,275	Class C
Class R	671,944	—	Class R
Class Y	72,296	144,598	Class Y
Institutional Class	1,374	—	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by each Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Moderate Growth Allocation Fund (Target Fund)	$266,968,144	June 30, 2010
Invesco Van Kampen Asset Allocation Growth Fund (Target Fund)	158,307,073	June 30, 2010
Invesco Growth Allocation Fund (Acquiring Fund)	414,587,999	June 30, 2010
Invesco Growth Allocation Fund (Pro Forma Combined)	839,863,216	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(238,992)
Administrative services fees (2)	(65,236)
Professional fees (3)	(77,561)
Trustees’ and officers fees and benefits (4)	(29,200)
Fee waiver and/or expense reimbursements (1)	(135,896)

(1)	Under the terms of the investment advisory agreement of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been adjusted to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of each reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 0.37%, 1.12%, 1.12%, 0.62%, 0.27%, 0.12% and 0.12% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Funds Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund are expected to incur an estimated $130,000 and $180,000, respectively, in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Invesco will bear 100% of these costs for each Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund Invesco Moderate Growth Allocation Fund had a capital loss carryforward of approximately $51,458,050. At March 31, 2010 the Target Fund Invesco Van Kampen Asset Allocation Growth Fund had a capital loss carryforward of approximately $9,085,545. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $57,434,239. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Van Kampen Asset Allocation Moderate Fund into Invesco Moderate
Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 month Period Ended
Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

		Acquiring Fund Share
Target Fund Share Class	Shares Exchanged	Class
Class A	18,871,471	Class A
Class B	3,566,893	Class B
Class C	2,564,544	Class C
Class Y	71,121	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen Asset Allocation Moderate Fund (Target Fund)	$235,779,690	June 30, 2010
Invesco Moderate Allocation Fund (Acquiring Fund)	518,869,451	June 30, 2010
Invesco Moderate Allocation Fund (Pro Forma Combined)	754,649,141	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	(363,717)
Administrative services fees (2)	(4,499)
Professional fees (3)	(34,739)
Fee waiver and/or expense reimbursements (1)	213,186

(1)	Under the terms of the investment advisory agreeement of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been adjusted to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R, Class S and Institutional Class shares to 0.37%, 1.12%, 1.12%, 0.12%, 0.62%, 0.27% and 0.12% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $160,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, expense structure, portfolio composition strategies, investment objective, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At March 31, 2010 the Target Fund had a capital loss carryforward of approximately $16,787,971. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $44,188,238. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation
Conservative Fund into Invesco Moderately Conservative Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No reorganization is contingent upon any other reorganization.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco Conservative Allocation Fund Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Invesco Conservative	Invesco Van Kampen Asset
	Allocation Fund	Allocation Conservative Fund
	(Target Fund)	(Target Fund)	Acquiring Fund
Target Funds Share Class	Shares Received	Shares Received	Share Class
Class A	7,181,616	9,623,768	Class A
Class B	1,634,173	1,941,019	Class B
Class C	2,842,780	1,898,577	Class C
Class R	518,500	—	Class R
Class Y	106,756	20,400	Class Y
Class S	219,615 *	—	Class S
Institutional Class	4,546	—	Institutional Class

*	As of June 30, Class S shares of the Acquiring Fund did not exist. Class S shares were added to Acquiring Fund in connection with the reorganization. Class S shares of Acquiring Fund will commence operations at the net asset value per share of Acquiring Fund’s Class A shares, respectively.

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by each Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Conservative Allocation Fund (Target Fund)	$116,207,673	June 30, 2010
Invesco Van Kampen Asset Allocation Conservative Fund (Target Fund)	125,357,493	June 30, 2010
Invesco Moderately Conservative Allocation Fund (Acquiring Fund)	69,324,083	June 30, 2010
Invesco Moderately Conservative Allocation Fund (Pro Forma Combined)	310,889,249	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	(186,528)
Administrative services fees (2)	(16,978)
Professional fees (3)	(77,563)
Trustees’ and officers fees and benefits (4)	(29,200)
Fee waiver and/or expense reimbursements (1)	185,634

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been eliminated to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R, Class S and Institutional Class shares to 0.39%, 1.14%, 1.14%, 0.14%, 0.64%, 0.29% and 0.14% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the

Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund are expected to each incur an estimated $100,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Funds carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for both the Target Funds. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009, Target Fund-Invesco Conservative Allocation Fund had a capital loss carryforward of approximately $1,636,779. At March 31, 2010, Target Fund-Invesco Van Kampen Asset Allocation Conservative Fund had a capital loss carryforward of approximately $8,685,737. At December 31, 2009, Invesco Moderately Conservative Allocation Fund, the Acquiring Fund, had a capital loss carryforward of approximately $6,646,241. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Part B
STATEMENT OF ADDITIONAL INFORMATION
January __, 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Growth Series (Invesco Growth Series)
On behalf of Invesco Balanced-Risk Retirement Now Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the [________], 2011 Special Notice to
Shareholders of Invesco Balanced-Risk Retirement 2010 Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated January __, 2011 (the “Information Statement/Prospectus”) relating to the acquisition of the Invesco Balanced-Risk Retirement 2010 Fund by the Invesco Balanced-Risk Retirement Now Fund. Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

1

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Information

2

General Information
This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of all liabilities of the Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”) by the Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2010, for AIM Growth Series (Invesco Growth Series) with respect to the Acquiring Fund and Target Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-038955) (“AGS SAI”).

2.	Supplement dated June 15, 2010 to the AGS SAI (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058312).

3.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series’) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to the Acquiring Fund and the Target Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083688).

4.	The audited financial statements and related report of the independent public accounting firm included in AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the Acquiring Fund and the Target Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021481).

3

Pro Forma Financial Information
Invesco Balanced-Risk Retirement 2010 Fund into Invesco Balanced-Risk
Retirement Now Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement Now Fund	June 30, 2010
Basis of Pro Forma
The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	686,146	Class A
Class A5	3,040,386	Class A5
Class B	78,015	Class B
Class C	177,290	Class C
Class C5	619.613	Class C5
Class R	144,791	Class R
Class R5	90,883	Class R5
Class Y	53,777	Class Y
Institutional Class	1,400	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund)	$40,898,136	June 30, 2010
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund)	24,805,734	June 30, 2010
Invesco Balanced-Risk Retirement Now Fund (Pro Forma Combined)	65,703,870	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Administrative services fees (1)	$(50,000)
Professional fees (2)	(34,839)
Trustees’ and officers fees and benefits (3)	(14,600)
Fee waiver and/or expense reimbursement (4)	99,992

(1)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(3)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(4)	Fee waiver and/or expense reimbursement has been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $40,000 in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, and investment objective, policies and restrictions of the surviving fund will be those of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009, the Target Fund had a capital loss carryforward of approximately $23,195. At December 31, 2009, the Acquiring Fund had a capital loss carryforward of approximately $11,086. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law and; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.		Exhibits

(1)(a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	—	(2) Amendment No. 1, dated October 27, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

	—	(3) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(4) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(5) Amendment No. 4, dated November 8, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(6) Corrected Amendment No. 5, dated May 1, 2008, as corrected August 18, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(7) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 15, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 72 on Form N-1A, filed on July 24, 2009.

	—	(9) Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009.

	—	(10) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009.

	—	(11) Amendment No. 10, dated December 2, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 80 on Form N-1A, filed on December 11, 2009.

	—	(12) Amendment No. 11, dated February 10, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(13) Amendment No. 12, dated February 26, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(14) Amendment No. 13, dated June 15, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(15) Amendment No. 14, dated October 14, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on October 21, 2010.

(2)(a)	—	(1) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	—	(2) Amendment No. 1, dated August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(3) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(3)	—	Voting Trust Agreements — None

(4)	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to each Proxy Statement Prospectus contained in this Registration Statement.

(5)	—	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	—	(1) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(2) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	—	(3) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on April 26, 2002.

	—	(4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

	—	(5) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

	—	(6) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 55 on Form N-1A, filed on February 13, 2004.

	—	(7) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

	—	(8) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

	—	(9) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on August 11, 2005.

	—	(10) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

	—	(11) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(12) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(13) Amendment No. 12, dated November 4, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(14) Amendment No. 13, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(15) Amendment No. 14, dated February 12, 2010, the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(16) Amendment No. 15, dated April 30, 2010, the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

b	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(2) Amendment No. 1, dated November 4, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd, incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(5) Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(7)(a)	—	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

—	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

—	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

—	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

—	(20) Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

—	(21) Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1 A, filed on April 27, 2010.

—	(22) Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(23) Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(b)	—	(1) Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(3) Amendment No. 2, dated June 14, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(c)	—	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(d)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(8) (a)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(b)	—	Form of Invesco Funds Trustee Deferred Compensation Agreement, as amended June 16, 2010, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(9)(a)	—	Amended and Restated Master Custodian Contract, dated June 1, 2010, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(d)	—	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on December 28, 2001.

(e)	—	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

(10)(a)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A Shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(13) Amendment No. 12, dated February 1, 2010, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(14) Amendment No. 13, dated February 13, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares) , incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(15) Amendment No. 14, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(16) Amendment No. 15, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(17) Amendment No. 16, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(b)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(c)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C Shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(12) Amendment No. 11, dated November 4, 2009, to the to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(d)	—	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R Shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

—	(4) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

—	(5) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(6) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	—	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	—	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(9) Amendment No. 8, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010

	—	(10) Amendment No. 9, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010

(11) Amendment No. 10, dated October 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares) is filed herewith.

(e)	—	(1) Master Distribution Plan, effective as of September 25, 2009 (Class S shares), incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

(2) Amendment No. 1, dated April 30, 2010, to the Master Distribution Plan (Class S shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(f)	—	(1) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(g)	—	(1) Master Distribution Plan (Class A, Class B, and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Master Distribution Plan (Class A, Class B and Class C)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(3) Amendment No. 2, dated May 4, 2010, to the Master Distribution Plan (Class A, Class B and Class C (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(h)	—	(1) Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(i)	—	Master Related Agreement to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

(j)	—	Master Related Agreement to First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

(k)	—	Master Related Agreement to First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(l)	—	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(m)	—	Form of Service Plan (Class R shares)(Reimbursement) for certain Invesco Funds, incorporated herein by reference to Registrant’s PEA No. 84 on Form N-1A, filed on February 11, 2010.

(n)	—	(1) Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to the Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(11)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, is filed herewith.

(12)	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	—	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., is filed herewith.

(b)	—	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	—	(3) Amendment No. 2, dated November 4, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(4) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	—	(5) Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	—	(6) Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(c)	—	Sixth Amended and Restated Memorandum of Agreement, regarding securities lending waiver, dated July 1, 2010, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(d)	—	Memorandum of Agreement, regarding expense limitations, dated July 1, 2010, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(e)	—	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2010, between Registrant and Invesco Advisors, Inc., Incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(f)	—	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

(g)	—	Eighteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds effective December 12, 2001, as amended and restated effective April 1, 2010, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(14)(a)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

(b)	—	Consent of Ernst & Young LLP is filed herewith.

(15)	—	Omitted Financial Statements — None.

(16)(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

(17)	—	Form of Proxy Cards related to Special Meeting of Shareholders is filed herewith.

Item 17.		Undertakings

(1)		The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 230.145C], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)		The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)		The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 22nd day of November, 2010.

Registrant: AIM GROWTH SERIES (INVESCO GROWTH SERIES)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	November 22, 2010

/s/ David C. Arch* (David C. Arch)	Trustee	November 22, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	November 22, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	November 22, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	November 22, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	November 22, 2010

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	November 22, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	November 22, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	November 22, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	November 22, 2010

/s/ Carl Frischling*	Trustee	November 22, 2010

(Carl Frischling)

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	November 22, 2010

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	November 22, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	November 22, 2010

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	November 22, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	November 22, 2010

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	November 22, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	November 22, 2010

*By:	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 5 and 8, 2010, filed herewith.

INDEX

Exhibit
Number		Description
(10)(a)(18)	—	Amendment No. 17, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares)

(11)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

(13)(a)(1)	—	Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and AIM Investment Services, Inc.

(14)(a)	—	Consent of PricewaterhouseCoopers LLP

(14)(b)	—	Consent of Ernst & Young LLP

(16)(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Frischling, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen

(16)(b)	—	Power of Attorney for Mr. Frischling

(17)	—	Form of Proxy Cards related to Special Meeting of Shareholders